                                            [Logo RiverSource(SM) Insurance]


RIVERSOURCE(SM)
VARIABLE SECOND-TO-DIE LIFE INSURANCE
(PREVIOUSLY AMERICAN EXPRESS(R) VARIABLE SECOND-TO-DIE
LIFE INSURANCE)



2005 ANNUAL REPORT

S-6196 T (5/06)                          Issued by: IDS Life Insurance Company

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Life Separate Account - RiverSource(SM) Variable Second-To-Die Life Insurance (comprised of 46 subaccounts of IDS Life Variable Life Separate Account, referred to in Note 1) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life Variable Life Separate Account -- RiverSource(SM) Variable Second-To-Die Life Insurance's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life Variable Life Separate Account -- RiverSource(SM) Variable Second-To-Die Life Insurance's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account - RiverSource(SM) Variable Second-To-Die Life Insurance at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 31, 2006

--------------------------------------------------------------------------------
1  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------
                                                      AIM VI         AIM VI        AIM VI         AC VP        AC VP
                                                     CAP APPR,      CAP DEV,      CORE EQ,        INTL,         VAL,
DECEMBER 31, 2005                                      SER I         SER I         SER I          CL I          CL I

 ASSETS

Investments, at value(1),(2)                        $22,910,982   $13,501,474   $283,574,350   $29,400,486   $123,385,731
Dividends receivable                                         --            --             --            --             --
Accounts receivable from IDS Life for
 contract purchase payments                             126,505        51,998         20,750        52,271         56,826
Receivable for share redemptions                             --            --             --            --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                         23,037,487    13,553,472    283,595,100    29,452,757    123,442,557
==========================================================================================================================

 LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                        17,154        10,232        214,203        22,014         92,471
   Minimum death benefit guarantee risk charge               --            --             --            --             --
   Contract terminations                                     --            --             --            --             --
Payable for investments purchased                       126,505        51,998         20,750        52,271         56,826
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       143,659        62,230        234,953        74,285        149,297
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period                   $22,893,828   $13,491,242   $283,360,147   $29,378,472   $123,293,260
==========================================================================================================================
(1) Investment shares                                   928,322       839,122     12,092,723     3,572,356     15,047,040
(2) Investments, at cost                            $20,454,767   $10,272,912   $288,144,069   $23,149,087   $106,645,748
--------------------------------------------------------------------------------------------------------------------------

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------------
                                                     CALVERT VS       CS             CS         FID VIP        FID VIP
                                                       SOCIAL       MID-CAP        SM CAP      GRO & INC,      MID CAP,
DECEMBER 31, 2005 (CONTINUED)                            BAL          GRO            GRO        SERV CL        SERV CL

 ASSETS

Investments, at value(1),(2)                         $8,296,769    $4,053,671    $20,591,560  $111,539,286   $226,925,726
Dividends receivable                                         --            --             --            --             --
Accounts receivable from IDS Life for
 contract purchase payments                              11,611        13,036         44,748            --             --
Receivable for share redemptions                             --            --             --         7,621         56,734
--------------------------------------------------------------------------------------------------------------------------
Total assets                                          8,308,380     4,066,707     20,636,308   111,546,907    226,982,460
==========================================================================================================================

 LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                         6,076         3,037         15,566        83,569        170,109
   Minimum death benefit guarantee risk charge               --            --             --            --             --
   Contract terminations                                     --            --             --         7,621         56,734
Payable for investments purchased                        11,611        13,036         44,748            --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        17,687        16,073         60,314        91,190        226,843
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period                    $8,290,693    $4,050,634    $20,575,994  $111,455,717   $226,755,617
==========================================================================================================================
(1) Investment shares                                 4,270,082       307,329      1,382,912     7,608,410      6,492,868
(2) Investments, at cost                             $7,591,285    $3,336,224    $23,695,549  $ 94,645,574   $141,769,440
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
2  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                    ---------------------------------------------------------------------
                                                      FID VIP       FTVIPT         FTVIPT        FTVIPT        GS VIT
                                                     OVERSEAS,      FRANK       FRANK SM CAP    TEMP FOR     STRUCTD SM
 DECEMBER 31, 2005 (CONTINUED)                        SERV CL   REAL EST, CL 2    VAL, CL 2     SEC, CL 2       CAP EQ

 ASSETS

Investments, at value(1),(2)                        $45,773,778  $108,215,212    $46,409,057   $69,749,632    $12,690,577
Dividends receivable                                         --            --             --            --             --
Accounts receivable from IDS Life
 for contract purchase payments                              --       196,232         84,840        35,711          2,195
Receivable for share redemptions                          2,299            --             --            --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                        $45,776,077  $108,411,444    $46,493,897   $69,785,343    $12,692,772
==========================================================================================================================

 LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                        34,072        80,432         34,573        51,769          9,547
   Minimum death benefit guarantee risk charge               --            --             --            --             --
   Contract terminations                                  2,299            --             --            --             --
Payable for investments purchased                            --       196,232         84,840        35,711          2,195
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        36,371       276,664        119,413        87,480         11,742
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period                   $45,739,706  $108,134,780    $46,374,484   $69,697,863    $12,681,030
==========================================================================================================================
(1) Investment shares                                 2,230,691     3,373,292      2,764,089     4,465,405        911,025
(2) Investments, at cost                            $33,764,642  $ 78,543,419    $35,428,562   $56,466,930    $10,711,522
--------------------------------------------------------------------------------------------------------------------------

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------
                                                       GS VIT      GS VIT       JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
                                                    STRUCTD U.S.   MID CAP      GLOBAL TECH,    INTL GRO,    MID CAP GRO,
DECEMBER 31, 2005 (CONTINUED)                            EQ          VAL            SERV          SERV           SERV

 ASSETS

Investments, at value(1),(2)                        $71,248,886  $154,444,825     $8,653,049   $46,855,320    $11,775,561
Dividends receivable                                         --            --             --            --             --
Accounts receivable from IDS Life for
 contract purchase payments                             186,528       145,794        106,855        23,060             --
Receivable for share redemptions                             --            --             --            --            943
--------------------------------------------------------------------------------------------------------------------------
Total assets                                         71,435,414   154,590,619      8,759,904    46,878,380     11,776,504
==========================================================================================================================

 LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                        52,672       114,982          6,433        34,645          8,843
   Minimum death benefit guarantee risk charge               --            --             --            --             --
   Contract terminations                                     --            --             --            --            943
Payable for investments purchased                       186,528       145,794        106,855        23,060             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       239,200       260,776        113,288        57,705          9,786
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                             $71,196,214  $154,329,843     $8,646,616   $46,820,675    $11,766,718
==========================================================================================================================
(1) Investment shares                                 5,426,419     9,944,934      2,185,113     1,332,252        414,486
(2) Investments, at cost                            $62,232,977  $134,815,576     $9,872,234   $33,003,033    $10,973,039
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
3  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------
                                                       LAZARD         MFS            MFS         PUT VT         PUT VT
                                                    RETIRE INTL  INV GRO STOCK,    NEW DIS,     HI YIELD,    INTL NEW OPP,
DECEMBER 31, 2005 (CONTINUED)                            EQ         SERV CL        SERV CL        CL IB          CL IB

 ASSETS

Investments, at value(1),(2)                        $46,229,769   $35,425,580    $26,906,423   $18,187,391    $15,859,507
Dividends receivable                                         --            --             --            --             --
Accounts receivable from IDS Life for
 contract purchase payments                              54,845            --             --        38,385             --
Receivable for share redemptions                             --       268,830         39,537            --            772
--------------------------------------------------------------------------------------------------------------------------
Total assets                                         46,284,614    35,694,410     26,945,960    18,225,776     15,860,279
==========================================================================================================================

 LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                        34,516        26,656         20,423        13,409         11,914
   Minimum death benefit guarantee risk charge               --            --             --            --             --
   Contract terminations                                     --       268,830         39,537            --            772
Payable for investments purchased                        54,845            --             --        38,385             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        89,361       295,486         59,960        51,794         12,686
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period                   $46,195,253   $35,398,924    $26,886,000   $18,173,982    $15,847,593
==========================================================================================================================
(1) Investment shares                                 3,603,256     3,644,607      1,741,516     2,386,797      1,081,822
(2) Investments, at cost                            $36,635,209   $33,128,562    $23,519,381   $18,183,761    $12,215,898
--------------------------------------------------------------------------------------------------------------------------

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------
                                                       PUT VT        PUT VT
                                                      NEW OPP,       VISTA,       RVS VP         RVS VP         RVS VP
DECEMBER 31, 2005 (CONTINUED)                          CL IA         CL IB          BAL         CASH MGMT      DIV BOND

 ASSETS

Investments, at value(1),(2)                       $203,961,197   $13,346,779   $335,210,346   $78,147,495   $143,881,387
Dividends receivable                                         --            --             --       226,891        466,144
Accounts receivable from IDS Life for
 contract purchase payments                                  --            --             --            --        392,244
Receivable for share redemptions                          2,483        40,577             --            --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                        203,963,680    13,387,356    335,210,346    78,374,386    144,739,775
==========================================================================================================================

 LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                       154,310        10,172        244,758        57,206        105,163
   Minimum death benefit guarantee risk charge               --            --          1,635           114            307
   Contract terminations                                  2,483        40,577         25,249       927,351             --
Payable for investments purchased                            --            --             --            --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       156,793        50,749        271,642       984,671        105,470
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period                  $203,806,887   $13,336,607   $334,938,704   $77,389,715   $144,634,305
==========================================================================================================================
(1) Investment shares                                10,883,735       957,445     22,621,938    78,175,426     13,734,655
(2) Investments, at cost                           $269,796,746   $11,854,347   $318,936,416   $78,147,460   $144,194,007
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------------
                                                                                   RVS VP                       RVS VP
                                                      RVS VP        RVS VP         GLOBAL       RVS VP         HI YIELD
DECEMBER 31, 2005 (CONTINUED)                       DIV EQ INC     EMER MKTS        BOND          GRO            BOND

 ASSETS

Investments, at value(1),(2)                       $264,604,848   $31,559,923    $34,248,732   $65,648,489    $72,989,495
Dividends receivable                                         --            --         60,867            --        299,221
Accounts receivable from IDS Life for
 contract purchase payments                             586,535        69,981        123,229       626,216        197,193
Receivable for share redemptions                             --            --             --            --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                        265,191,383    31,629,904     34,432,828    66,274,705     73,485,909
==========================================================================================================================

 LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                       192,379        22,704         25,138        46,862         54,019
   Minimum death benefit guarantee risk charge               --            --             --            --             --
   Contract terminations                                     --            --             --            --             --
Payable for investments purchased                            --            --             --            --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       192,379        22,704         25,138        46,862         54,019
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period                  $264,999,004   $31,607,200    $34,407,690   $66,227,843    $73,431,890
==========================================================================================================================
(1) Investment shares                                18,997,431     2,147,867      3,244,913     9,639,073     10,959,988
(2) Investments, at cost                           $222,878,234   $24,617,125    $34,908,223   $61,780,625    $70,756,578
--------------------------------------------------------------------------------------------------------------------------

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------------
                                                                                                                RVS VP
                                                      RVS VP        RVS VP         RVS VP        RVS VP         SHORT
DECEMBER 31, 2005 (CONTINUED)                        INTL OPP     LG CAP EQ        NEW DIM       S&P 500       DURATION

 ASSETS

Investments, at value(1),(2)                       $218,314,785  $511,825,355   $122,525,840   $58,701,389    $46,310,803
Dividends receivable                                         --            --             --            --        125,823
Accounts receivable from IDS Life for
 contract purchase payments                                  --            --         11,929        27,743        114,621
Receivable for share redemptions                             --            --             --            --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                        218,314,785   511,825,355    122,537,769    58,729,132     46,551,247
==========================================================================================================================

 LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                       161,710       378,776         91,825        43,362         33,942
   Minimum death benefit guarantee risk charge               --           566             --            --            221
   Contract terminations                                 28,258       120,259             --            --             --
Payable for investments purchased                            --            --             --            --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       189,968       499,601         91,825        43,362         34,163
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period                  $218,124,817  $511,325,754   $122,445,944   $58,685,770    $46,517,084
==========================================================================================================================
(1) Investment shares                                20,169,529    23,282,114      7,763,399     6,922,763      4,569,836
(2) Investments, at cost                           $171,638,290  $460,118,095   $124,792,562   $51,533,279    $47,393,162
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
5  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------------
                                                      RVS VP         RVS VP                                      WANGER
                                                      SM CAP        STRATEGY       ROYCE       THIRD AVE          INTL
DECEMBER 31, 2005 (CONTINUED)                           ADV           AGGR       MICRO-CAP        VAL            SM CAP

 ASSETS

Investments, at value(1),(2)                        $32,195,781    $8,113,090   $107,775,914  $142,540,260    $98,974,992
Dividends receivable                                         --            --             --            --             --
Accounts receivable from IDS Life for
 contract purchase payments                                  --         3,651             --            --         80,015
Receivable for share redemptions                             --            --         74,166       158,369             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                         32,195,781     8,116,741    107,850,080   142,698,629     99,055,007
==========================================================================================================================

 LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                        23,911         6,034         81,136       107,057         72,764
   Minimum death benefit guarantee risk charge               --            --             --            --             --
   Contract terminations                                  9,580            --         74,166       158,369             --
Payable for investments purchased                            --            --             --            --         80,015
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        33,491         6,034        155,302       265,426        152,779
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period                   $32,162,290    $8,110,707   $107,694,778  $142,433,203    $98,902,228
==========================================================================================================================
(1) Investment shares                                 2,409,820       929,528      8,574,058     5,200,301      3,231,309
(2) Investments, at cost                            $29,047,069    $8,434,661   $ 82,060,885  $ 95,220,991    $69,033,445
--------------------------------------------------------------------------------------------------------------------------

                                                                                                              SEGREGATED
                                                                                                                 ASSET
                                                                                                              SUBACCOUNT
                                                                                                             -------------
                                                                                                                WANGER
DECEMBER 31, 2005 (CONTINUED)                                                                                 U.S. SM CO

ASSETS

Investments, at value(1),(2)                                                                                 $129,682,937
Dividends receivable                                                                                                   --
Accounts receivable from IDS Life for contract purchase payments                                                       86
Receivable for share redemptions                                                                                       --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                  129,683,023
==========================================================================================================================

 LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                                                                  96,615
   Minimum death benefit guarantee risk charge                                                                         --
   Contract terminations                                                                                               --
Payable for investments purchased                                                                                      86
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  96,701
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period                                      $129,586,322
==========================================================================================================================
(1) Investment shares                                                                                           3,715,843
(2) Investments, at cost                                                                                     $ 94,956,326
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------------
                                                        AIM VI        AIM VI        AIM VI          AC VP        AC VP
                                                      CAP APPR,      CAP DEV,      CORE EQ,         INTL,         VAL,
YEAR ENDED DECEMBER 31, 2005                            SER I         SER I         SER I           CL I          CL I

 INVESTMENT INCOME

Dividend income                                      $   13,861    $       --    $ 4,251,550    $  280,910    $   949,486
Variable account expenses                               177,233       117,834      2,651,920       230,396      1,032,525
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (163,372)     (117,834)     1,599,630        50,514        (83,039)
==========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

 Realized gain (loss) on sales of investments:
   Proceeds from sales                                1,634,637     2,188,592     50,019,275     1,315,029      3,165,331
   Cost of investments sold                           1,537,051     1,754,450     52,320,301     1,124,578      2,781,581
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         97,586       434,142     (2,301,026)      190,451        383,750
Distributions from capital gains                             --            --             --            --     10,985,835
Net change in unrealized appreciation
 or depreciation of investments                       1,788,777       800,336     12,800,164     2,941,657     (6,352,459)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        1,886,363     1,234,478     10,499,138     3,132,108      5,017,126
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     $1,722,991    $1,116,644    $12,098,768    $3,182,622    $ 4,934,087
==========================================================================================================================
                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------------
                                                      CALVERT VS        CS            CS         FID VIP        FID VIP
                                                        SOCIAL        MID-CAP       SM CAP      GRO & INC,      MID CAP,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  BAL           GRO           GRO        SERV CL        SERV CL
 INVESTMENT INCOME

Dividend income                                        $145,444      $     --     $       --    $1,485,775    $ 2,999,324
Variable account expenses                                64,048        36,518        198,678       954,096      1,770,323
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          81,396       (36,518)      (198,678)      531,679      1,229,001
==========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                  649,233       824,571      3,838,791     9,360,119      2,930,398
   Cost of investments sold                             599,678       706,357      4,432,634     8,458,007      1,983,389
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         49,555       118,214       (593,843)      902,112        947,009
Distributions from capital gains                             --            --             --            --             --
Net change in unrealized appreciation or
 depreciation of investments                            212,393       152,976        (66,915)    5,502,267     30,222,729
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          261,948       271,190       (660,758)    6,404,379     31,169,738
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                             $343,344      $234,672     $ (859,436)   $6,936,058    $32,398,739
==========================================================================================================================

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------------
                                                       FID VIP       FTVIPT         FTVIPT        FTVIPT         GS VIT
                                                      OVERSEAS,      FRANK       FRANK SM CAP    TEMP FOR      STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               SERV CL   REAL EST, CL 2    VAL, CL 2     SEC, CL 2       CAP EQ

 INVESTMENT INCOME

Dividend income                                      $  198,067   $ 1,261,323     $  290,448    $  716,978     $   29,890
Variable account expenses                               336,111       829,457        349,253       554,913        110,500
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (138,044)      431,866        (58,805)      162,065        (80,610)
==========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                1,558,847       976,911        594,722     1,556,885      1,581,348
   Cost of investments sold                           1,317,568       714,831        457,604     1,314,633      1,248,819
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        241,279       262,080        137,118       242,252        332,529
Distributions from capital gains                        178,261     5,425,362        234,943            --      1,106,680
Net change in unrealized appreciation or
 depreciation of investments                          6,519,335     5,183,246      2,838,979     5,404,740       (755,148)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        6,938,875    10,870,688      3,211,040     5,646,992        684,061
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                           $6,800,831   $11,302,554     $3,152,235    $5,809,057     $  603,451
==========================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------
                                                        GS VIT         GS VIT     JANUS ASPEN  JANUS ASPEN     JANUS ASPEN
                                                     STRUCTD U.S.     MID CAP     GLOBAL TECH,   INTL GRO,     MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  EQ            VAL          SERV          SERV           SERV

 INVESTMENT INCOME

Dividend income                                      $    518,116   $   844,858   $        --   $   387,237    $        --
Variable account expenses                                 506,234     1,160,454        68,490       316,035        100,860
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            11,882      (315,596)      (68,490)       71,202       (100,860)
===========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:

   Proceeds from sales                                    405,159       342,819     1,077,866     1,584,282      1,559,279
   Cost of investments sold                               360,507       282,099     1,417,774     1,353,422      1,601,332
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           44,652        60,720      (339,908)      230,860        (42,053)
Distributions from capital gains                               --    14,171,017            --            --             --
Net change in unrealized appreciation or
 depreciation of investments                            4,205,182       651,914     1,193,791     9,869,698      1,316,428
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          4,249,834    14,883,651       853,883    10,100,558      1,274,375
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                           $  4,261,716   $14,568,055   $   785,393   $10,171,760    $ 1,173,515
===========================================================================================================================

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------
                                                        LAZARD          MFS           MFS         PUT VT         PUT VT
                                                      RETIRE INTL  INV GRO STOCK,   NEW DIS,     HI YIELD,    INTL NEW OPP,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  EQ          SERV CL       SERV CL        CL IB          CL IB
 INVESTMENT INCOME

Dividend income                                      $    387,981   $    44,854   $        --    $1,452,282    $    88,539
Variable account expenses                                 345,495       290,819       238,460       160,914        126,621
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            42,486      (245,965)     (238,460)    1,291,368        (38,082)
===========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain(loss) on sales of investments:
   Proceeds from sales                                  1,023,744     1,764,028     4,469,685     2,720,425      1,296,826
   Cost of investments sold                               846,066     1,709,174     4,190,139     2,740,894      1,096,499
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          177,678        54,854       279,546       (20,469)       200,327
Distributions from capital gains                          590,809            --            --            --             --
Net change in unrealized appreciation or
 depreciation of investments                            3,334,237     1,380,888       971,779      (893,802)     2,136,749
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          4,102,724     1,435,742     1,251,325      (914,271)     2,337,076
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                           $  4,145,210   $ 1,189,777   $ 1,012,865    $  377,097     $2,298,994
===========================================================================================================================

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------
                                                        PUT VT        PUT VT
                                                       NEW OPP,       VISTA,        RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                CL IA          CL IB          BAL        CASH MGMT       DIV BOND
 INVESTMENT INCOME

Dividend income                                      $    762,703   $        --   $ 8,942,102   $ 2,027,476    $ 4,928,506
Variable account expenses                               1,841,322       115,456     3,078,539       708,640      1,185,646
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (1,078,619)     (115,456)    5,863,563     1,318,836      3,742,860
===========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                 36,900,212     1,879,317    47,071,962    30,610,951      4,345,593
   Cost of investments sold                            53,274,909     1,812,257    43,992,361    30,610,947      4,309,183
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                                       (16,374,697)       67,060     3,079,601             4         36,410
Distributions from capital gains                               --            --    10,130,895            --             --
Net change in unrealized appreciation
 or depreciation of investments                        35,089,024     1,417,202    (9,049,004)          117     (2,189,148)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         18,714,327     1,484,262     4,161,492           121     (2,152,738)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                           $ 17,635,708   $ 1,368,806   $10,025,055   $ 1,318,957    $ 1,590,122
===========================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------
                                                                                    RVS VP                       RVS VP
                                                        RVS VP         RVS VP       GLOBAL        RVS VP        HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              DIV EQ INC     EMER MKTS       BOND           GRO           BOND

 INVESTMENT INCOME

Dividend income                                       $ 3,223,358   $    36,830   $ 1,121,945   $   168,511    $ 4,242,716
Variable account expenses                               1,800,591       173,551       262,639       381,601        591,325
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         1,422,767      (136,721)      859,306      (213,090)     3,651,391
===========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                  1,737,430       221,472       541,243     1,008,774      2,481,416
   Cost of investments sold                             1,455,913       183,859       533,926     1,001,861      2,388,217
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          281,517        37,613         7,317         6,913         93,199
Distributions from capital gains                        9,590,522     1,354,166       148,958            --             --
Net change in unrealized appreciation or
 depreciation of investments                           15,131,131     5,149,275    (2,723,991)    3,602,328     (1,676,178)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         25,003,170     6,541,054    (2,567,716)    3,609,241     (1,582,979)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                            $26,425,937   $ 6,404,333   $(1,708,410)  $ 3,396,151    $ 2,068,412
===========================================================================================================================

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------
                                                        RVS VP        RVS VP         RVS VP       RVS VP      RVS VP SHORT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               INTL OPP      LG CAP EQ      NEW DIM       S&P 500       DURATION
 INVESTMENT INCOME

Dividend income                                       $ 2,852,592   $ 5,863,483   $   796,223   $   756,476    $ 1,347,250
Variable account expenses                               1,827,974     4,730,167     1,218,185       485,245        412,736
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         1,024,618     1,133,316      (421,962)      271,231        934,514
===========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                 16,656,701    87,532,443    35,320,012     3,237,831      7,940,828
   Cost of investments sold                            14,344,948    81,719,623    37,072,327     2,892,577      8,091,578
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        2,311,753     5,812,820    (1,752,315)      345,254       (150,750)
Distributions from capital gains                               --            --            --       142,806             --
Net change in unrealized appreciation or
 depreciation of investments                           21,861,713    19,215,911     1,943,713     1,291,038       (474,923)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         24,173,466    25,028,731       191,398     1,779,098       (625,673)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                            $25,198,084   $26,162,047   $  (230,564)  $ 2,050,329    $   308,841
===========================================================================================================================

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------
                                                        RVS VP         RVS VP                                    WANGER
                                                        SM CAP        STRATEGY       ROYCE       THIRD AVE       INTL SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  ADV           AGGR       MICRO-CAP        VAL            CAP
 INVESTMENT INCOME

Dividend income                                      $         --   $     6,862   $   552,090   $ 1,686,482    $   673,497
Variable account expenses                                 273,578        71,698       916,274     1,145,798        680,370
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (273,578)      (64,836)     (364,184)      540,684         (6,873)
===========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                  2,617,776     1,533,441    10,615,759     3,875,615        196,237
   Cost of investments sold                             2,137,089     1,738,496     8,689,188     2,709,016        150,320
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          480,687      (205,055)    1,926,571     1,166,599         45,917
Distributions from capital gains                        4,075,215            --     1,668,071     2,746,814             --
Net change in unrealized appreciation or
 depreciation of investments                           (3,009,775)      883,278     7,186,377    12,457,840     14,784,043
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          1,546,127       678,223    10,781,019    16,371,253     14,829,960
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     $  1,272,549   $   613,387   $10,416,835   $16,911,937    $14,823,087
===========================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENT OF OPERATIONS

                                                                                                               SEGREGATED
                                                                                                                  ASSET
                                                                                                               SUBACCOUNT
                                                                                                               -----------
                                                                                                                 WANGER
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                                                       U.S. SM CO

 INVESTMENT INCOME

Dividend income                                                                                                $        --
Variable account expenses                                                                                          963,377
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                   (963,377)
===========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                                                                             325,405
   Cost of investments sold                                                                                        246,639
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                                    78,766
Distributions from capital gains                                                                                        --
Net change in unrealized appreciation or depreciation of investments                                            12,129,278
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                  12,208,044
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                                $11,244,667
===========================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        AIM VI         AIM VI        AIM VI         AC VP         AC VP
                                                       CAP APPR,      CAP DEV,      CORE EQ,        INTL,          VAL,
YEAR ENDED DECEMBER 31, 2005                             SER I         SER I         SER I          CL I           CL I

 OPERATIONS

Investment income (loss) --- net                      $  (163,372)  $  (117,834)  $  1,599,630   $    50,514   $    (83,039)
Net realized gain (loss) on sales of investments           97,586       434,142     (2,301,026)      190,451        383,750
Distributions from capital gains                               --            --             --            --     10,985,835
Net change in unrealized appreciation or
 depreciation of investments                            1,788,777       800,336     12,800,164     2,941,657     (6,352,459)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        1,722,991     1,116,644     12,098,768     3,182,622      4,934,087
=============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                              2,593,552     1,359,581     29,375,092     3,024,949     12,173,999
Net transfers(1)                                        3,260,276      (822,598)   (40,252,659)    1,088,724      9,458,819
Transfers for policy loans                               (219,919)      (82,425)    (1,649,236)     (183,935)      (715,213)
Policy charges                                           (578,290)     (369,511)   (14,252,222)     (676,091)    (3,728,017)
Contract terminations:
   Surrender benefits                                    (698,825)     (568,990)   (17,348,532)     (872,913)    (5,266,566)
   Death benefits                                          (5,956)           --       (118,582)       (2,660)       (96,436)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          4,350,838      (483,943)   (44,246,139)    2,378,074     11,826,586
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        16,819,999    12,858,541    315,507,518    23,817,776    106,532,587
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $22,893,828   $13,491,242   $283,360,147   $29,378,472   $123,293,260
=============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 24,807,246    11,771,651    208,155,888    33,764,740     73,576,336
Contract purchase payments                              3,833,510     1,238,459     19,345,376     4,221,840      8,387,879
Net transfers(1)                                        4,949,813      (708,890)   (26,067,435)    1,631,584      6,736,201
Transfers for policy loans                               (323,602)      (75,810)    (1,085,057)     (253,014)      (490,154)
Policy charges                                           (939,768)     (346,675)    (9,744,610)   (1,051,564)    (2,723,940)
Contract terminations:
   Surrender benefits                                  (1,015,351)     (508,563)   (11,408,855)   (1,203,834)    (3,616,367)
   Death benefits                                          (8,005)           --        (77,772)       (3,852)       (66,660)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       31,303,843    11,370,172    179,117,535    37,105,900     81,803,295
=============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------
                                                       CALVERT VS        CS            CS          FID VIP        FID VIP
                                                         SOCIAL        MID-CAP       SM CAP       GRO & INC,      MID CAP,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   BAL           GRO           GRO         SERV CL        SERV CL

 OPERATIONS

Investment income (loss) --- net                       $   81,396    $  (36,518)   $  (198,678)  $    531,679   $  1,229,001
Net realized gain (loss) on sales of investments           49,555       118,214       (593,843)       902,112        947,009
Distributions from capital gains                               --            --             --             --             --
Net change in unrealized appreciation or
 depreciation of investments                              212,393       152,976        (66,915)     5,502,267     30,222,729
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                          343,344       234,672       (859,436)     6,936,058     32,398,739
=============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                              1,366,154       448,820      2,548,169     12,557,742     19,779,737
Net transfers(1)                                          902,950      (505,234)    (3,701,942)    (4,873,314)    15,902,890
Transfers for policy loans                                (44,371)      (54,859)      (154,822)      (587,654)    (1,781,912)
Policy charges                                           (262,095)     (135,536)      (758,458)    (3,191,341)    (5,511,153)
Contract terminations:
   Surrender benefits                                    (281,007)     (133,354)      (987,824)    (4,344,646)    (7,987,070)
   Death benefits                                              --        (4,095)          (647)       (79,181)       (92,372)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,681,631      (384,258)    (3,055,524)      (518,394)    20,310,120
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         6,265,718     4,200,220     24,490,954    105,038,053    174,046,758
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $8,290,693    $4,050,634    $20,575,994   $111,455,717   $226,755,617
=============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  6,330,422     4,635,972     19,785,739    110,690,227    101,848,406
Contract purchase payments                              1,360,971       493,320      2,135,399     13,265,212     11,034,024
Net transfers(1)                                          900,866      (546,935)    (3,057,919)    (4,691,454)     9,034,485
Transfers for policy loans                                (44,944)      (58,861)      (129,048)      (621,593)      (988,787)
Policy charges                                           (267,300)     (154,195)      (674,955)    (3,759,895)    (3,191,025)
Contract terminations:
   Surrender benefits                                    (280,169)     (145,213)      (823,415)    (4,585,001)    (4,417,814)
   Death benefits                                              --        (4,674)          (508)       (83,085)       (49,550)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        7,999,846     4,219,414     17,235,293    110,214,411    113,269,739
=============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------
                                                        FID VIP        FTVIPT        FTVIPT        FTVIPT         GS VIT
                                                       OVERSEAS,       FRANK       FRANK SM CAP   TEMP FOR      STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                SERV CL    REAL EST, CL 2   VAL, CL 2     SEC, CL 2        CAP EQ

 OPERATIONS

Investment income (loss) --- net                      $  (138,044)  $    431,866   $   (58,805)  $   162,065    $   (80,610)
Net realized gain (loss) on sales of investments          241,279        262,080       137,118       242,252        332,529
Distributions from capital gains                          178,261      5,425,362       234,943            --      1,106,680
Net change in unrealized appreciation or
 depreciation of investments                            6,519,335      5,183,246     2,838,979     5,404,740       (755,148)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        6,800,831     11,302,554     3,152,235     5,809,057        603,451
=============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                              4,436,787     14,576,411     6,881,987     6,754,479      1,343,273
Net transfers(1)                                        3,791,589     11,358,562     8,811,748     6,197,862       (685,206)
Transfers for policy loans                               (318,677)      (647,721)     (256,498)     (492,638)      (161,741)
Policy charges                                           (938,075)    (2,959,243)   (1,353,317)   (1,583,596)      (361,502)
Contract terminations:
   Surrender benefits                                  (1,273,231)    (3,505,426)   (1,612,298)   (2,086,981)      (370,210)
   Death benefits                                         (24,148)       (57,215)      (14,690)      (15,831)            --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          5,674,245     18,765,368    12,456,932     8,773,295       (235,386)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        33,264,630     78,066,858    30,765,317    55,115,511     12,312,965
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $45,739,706   $108,134,780   $46,374,484   $69,697,863    $12,681,030
=============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 38,347,067     35,478,689    16,639,770    49,329,797      8,325,275
Contract purchase payments                              5,011,451      6,370,441     3,630,533     5,947,985        909,475
Net transfers(1)                                        4,246,345      5,028,715     4,722,482     5,650,999       (469,868)
Transfers for policy loans                               (356,656)      (287,312)     (135,753)     (434,315)      (109,426)
Policy charges                                         (1,077,893)    (1,346,982)     (737,799)   (1,511,767)      (248,693)
Contract terminations:
   Surrender benefits                                  (1,423,991)    (1,520,540)     (843,646)   (1,834,886)      (250,131)
   Death benefits                                         (26,157)       (24,620)       (7,881)      (14,172)            --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       44,720,166     43,698,391    23,267,706    57,133,641      8,156,632
=============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------
                                                         GS VIT        GS VIT      JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                                      STRUCTD U.S.     MID CAP     GLOBAL TECH,   INTL GRO,     MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   EQ           VAL           SERV          SERV            SERV

 OPERATIONS

Investment income (loss) --- net                      $    11,882   $   (315,596)  $   (68,490)  $    71,202    $  (100,860)
Net realized gain (loss) on sales of investments           44,652         60,720      (339,908)      230,860        (42,053)
Distributions from capital gains                               --     14,171,017            --            --             --
Net change in unrealized appreciation or
 depreciation of investments                            4,205,182        651,914     1,193,791     9,869,698      1,316,428
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        4,261,716     14,568,055       785,393    10,171,760      1,173,515
=============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                              9,582,014     19,209,145     1,296,063     4,719,498      1,414,958
Net transfers(1)                                       20,941,203     26,285,694      (675,232)    4,010,106     (1,168,436)
Transfers for policy loans                               (358,330)    (1,059,979)      (93,894)     (211,838)      (136,570)
Policy charges                                         (1,679,276)    (4,107,290)     (289,376)   (1,120,985)      (416,616)
Contract terminations:
   Surrender benefits                                  (1,768,647)    (4,677,299)     (242,423)   (1,309,111)      (416,132)
   Death benefits                                          (3,786)       (26,800)           --       (14,195)        (4,289)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         26,713,178     35,623,471        (4,862)    6,073,475       (727,085)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        40,221,320    104,138,317     7,866,085    30,575,440     11,320,288
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $71,196,214   $154,329,843   $ 8,646,616   $46,820,675    $11,766,718
=============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 44,938,620     52,198,512    20,792,838    41,780,696     22,148,968
Contract purchase payments                             10,808,494      9,140,817     3,461,878     5,995,671      2,726,449
Net transfers(1)                                       23,944,493     12,579,212    (1,913,671)    4,533,591     (2,261,685)
Transfers for policy loans                               (403,625)      (498,655)     (246,915)     (257,128)      (263,177)
Policy charges                                         (1,936,753)    (2,013,379)     (778,473)   (1,450,744)      (812,094)
Contract terminations:
   Surrender benefits                                  (1,990,414)    (2,213,082)     (641,610)   (1,654,075)      (792,709)
   Death benefits                                          (3,966)       (12,817)           --       (19,716)        (8,909)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       75,356,849     69,180,608    20,674,047    48,928,295     20,736,843
=============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------
                                                        LAZARD           MFS           MFS         PUT VT         PUT VT
                                                      RETIRE INTL   INV GRO STOCK,   NEW DIS,     HI YIELD,    INTL NEW OPP,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   EQ          SERV CL       SERV CL        CL IB          CL IB

 OPERATIONS

Investment income (loss) --- net                      $    42,486    $  (245,965)  $  (238,460)  $ 1,291,368    $   (38,082)
Net realized gain (loss) on sales of investments          177,678         54,854       279,546       (20,469)       200,327
Distributions from capital gains                          590,809             --            --            --             --
Net change in unrealized appreciation or
 depreciation of investments                            3,334,237      1,380,888       971,779      (893,802)     2,136,749
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        4,145,210      1,189,777     1,012,865       377,097      2,298,994
=============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                              6,598,106      5,339,100     4,567,634     1,777,450      1,730,493
Net transfers(1)                                        6,875,497      1,090,291    (5,182,341)     (726,853)       (91,840)
Transfers for policy loans                               (310,164)      (174,188)     (115,491)          439       (134,934)
Policy charges                                         (1,169,315)    (1,137,714)     (970,876)     (531,426)      (409,262)
Contract terminations:
   Surrender benefits                                  (1,250,739)    (1,297,361)   (1,025,455)     (697,691)      (518,867)
   Death benefits                                          (2,099)        (9,109)       (5,421)          (31)        (4,344)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         10,741,286      3,811,019    (2,731,950)     (178,112)       571,246
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        31,308,757     30,398,128    28,605,085    17,974,997     12,977,353
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $46,195,253    $35,398,924   $26,886,000   $18,173,982    $15,847,593
=============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 33,679,892     47,014,195    33,509,220    14,351,656     20,092,541
Contract purchase payments                              7,047,768      8,345,158     5,542,525     1,414,825      2,534,931
Net transfers(1)                                        7,546,331      1,776,691    (6,231,071)     (546,087)      (133,748)
Transfers for policy loans                               (329,996)      (268,717)     (135,583)          706       (196,028)
Policy charges                                         (1,299,782)    (1,821,310)   (1,191,434)     (463,322)      (623,039)
Contract terminations:
   Surrender benefits                                  (1,325,487)    (2,028,071)   (1,229,319)     (555,254)      (752,940)
   Death benefits                                          (2,202)       (15,054)       (6,341)          (24)        (5,885)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       45,316,524     53,002,892    30,257,997    14,202,500     20,915,832
=============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------
                                                        PUT VT          PUT VT
                                                       NEW OPP,         VISTA,        RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                CL IA           CL IB           BAL         CASH MGMT      DIV BOND

OPERATIONS

Investment income (loss) --- net                     $ (1,078,619)   $  (115,456)  $  5,863,563   $  1,318,836   $  3,742,860
Net realized gain (loss) on sales of investments      (16,374,697)        67,060      3,079,601              4         36,410
Distributions from capital gains                               --             --     10,130,895             --             --
Net change in unrealized appreciation or
 depreciation of investments                           35,089,024      1,417,202     (9,049,004)           117     (2,189,148)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                       17,635,708      1,368,806     10,025,055      1,318,957      1,590,122
=============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                             22,722,180      1,862,973     29,823,020     38,345,414     18,982,840
Net transfers(1)                                      (31,679,029)    (1,798,226)   (22,412,926)   (28,861,408)    15,488,786
Transfers for policy loans                             (1,092,698)      (100,258)      (759,653)       327,932       (535,497)
Policy charges                                        (10,251,942)      (440,230)   (22,462,442)   (11,123,015)    (8,295,431)
Contract terminations:
   Surrender benefits                                 (12,226,617)      (458,989)   (23,256,888)    (6,640,080)    (6,573,552)
   Death benefits                                        (100,919)         4,770       (782,409)      (187,092)      (300,352)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (32,629,025)      (929,960)   (39,851,298)    (8,138,249)    18,766,794
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       218,800,204     12,897,761    364,764,947     84,209,007    124,277,389
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $203,806,887    $13,336,607   $334,938,704   $ 77,389,715   $144,634,305
=============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                175,130,444     20,265,481    382,278,637     79,776,323     97,306,508
Contract purchase payments                             18,013,833      2,876,981     31,236,675     36,052,366     14,684,698
Net transfers(1)                                      (24,983,486)    (2,741,588)   (22,236,123)   (27,027,062)    12,175,600
Transfers for policy loans                               (862,034)      (151,701)      (815,399)       312,665       (416,937)
Policy charges                                         (8,370,734)      (688,054)   (24,737,196)   (10,587,743)    (6,646,655)
Contract terminations:
   Surrender benefits                                  (9,653,493)      (714,581)   (24,186,961)    (6,265,409)    (5,141,202)
   Death benefits                                         (78,989)         7,631       (762,095)      (185,328)      (263,472)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      149,195,541     18,854,169    340,777,538     72,075,812    111,698,540
=============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                                                      RVS VP                        RVS VP
                                                        RVS VP         RVS VP         GLOBAL         RVS VP        HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              DIV EQ INC      EMER MKTS        BOND            GRO           BOND

 OPERATIONS

Investment income (loss) --- net                     $  1,422,767    $  (136,721)   $   859,306   $   (213,090)   $ 3,651,391
Net realized gain (loss) on sales of investments          281,517         37,613          7,317          6,913         93,199
Distributions from capital gains                        9,590,522      1,354,166        148,958             --             --
Net change in unrealized appreciation or
 depreciation of investments                           15,131,131      5,149,275     (2,723,991)     3,602,328     (1,676,178)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                       26,425,937      6,404,333     (1,708,410)     3,396,151      2,068,412
=============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                             32,401,686      3,510,168      5,060,066      7,446,282     10,919,683
Net transfers(1)                                       73,540,472     12,459,194     10,161,700     26,568,795      6,972,252
Transfers for policy loans                             (1,382,698)      (233,940)      (178,691)      (268,887)      (435,981)
Policy charges                                         (6,906,281)      (605,118)    (1,084,635)    (1,405,048)    (2,633,044)
Contract terminations:
   Surrender benefits                                  (7,019,193)      (456,200)      (935,492)    (1,340,293)    (2,063,721)
   Death benefits                                         (96,363)            --         (2,793)       (17,470)        (6,319)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         90,537,623     14,674,104     13,020,155     30,983,379     12,752,870
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       148,035,444     10,528,763     23,095,945     31,848,313     58,610,608
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $264,999,004    $31,607,200    $34,407,690   $ 66,227,843    $73,431,890
=============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                112,731,005      8,666,322     15,431,794     63,794,564     47,909,820
Contract purchase payments                             23,774,412      2,614,608      3,507,019     14,530,107      8,841,985
Net transfers(1)                                       54,292,572      9,306,801      7,057,099     50,913,369      5,762,323
Transfers for policy loans                             (1,008,633)      (174,210)      (124,422)      (522,019)      (353,017)
Policy charges                                         (5,209,351)      (457,986)      (804,066)    (2,820,643)    (2,260,838)
Contract terminations:
   Surrender benefits                                  (5,115,785)      (336,011)      (648,416)    (2,618,526)    (1,670,348)
   Death benefits                                         (70,566)            --         (1,923)       (32,537)        (5,109)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      179,393,654     19,619,524     24,417,085    123,244,315     58,224,816
=============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------
                                                                                                                     RVS VP
                                                        RVS VP        RVS VP          RVS VP          RVS VP         SHORT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               INTL OPP      LG CAP EQ       NEW DIM         S&P 500        DURATION

 OPERATIONS

Investment income (loss) --- net                     $  1,024,618   $  1,133,316   $   (421,962)   $   271,231    $   934,514
Net realized gain (loss) on sales of investments        2,311,753      5,812,820     (1,752,315)       345,254       (150,750)
Distributions from capital gains                               --             --             --        142,806             --
Net change in unrealized appreciation or
 depreciation of investments                           21,861,713     19,215,911      1,943,713      1,291,038       (474,923)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                       25,198,084     26,162,047       (230,564)     2,050,329        308,841
==============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                             18,914,971     53,638,214     23,302,965      8,617,286      8,334,599
Net transfers(1)                                       (5,911,194)   (60,115,779)   (40,999,522)     2,721,656     (4,242,619)
Transfers for policy loans                             (1,152,132)    (1,930,390)      (918,184)      (286,664)       (92,068)
Policy charges                                         (9,694,110)   (33,013,666)    (5,728,240)    (1,990,192)    (3,285,901)
Contract terminations:
   Surrender benefits                                 (12,217,346)   (35,202,694)    (5,481,850)    (1,975,912)    (2,220,506)
   Death benefits                                         (79,370)      (445,843)       (28,663)       (34,892)      (258,840)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (10,139,181)   (77,070,158)   (29,853,494)     7,051,282     (1,765,335)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       203,065,914    562,233,865    152,530,002     49,584,159     47,973,578
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $218,124,817   $511,325,754   $122,445,944    $58,685,770    $46,517,084
==============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                279,405,246    782,401,975    182,073,084     59,186,174     40,583,518
Contract purchase payments                             25,683,630     74,088,657     28,550,427     10,310,064      6,980,554
Net transfers(1)                                       (7,310,195)   (81,258,260)   (49,903,821)     3,369,241     (3,455,035)
Transfers for policy loans                             (1,548,518)    (2,617,073)    (1,125,466)      (340,381)       (67,489)
Policy charges                                        (13,625,001)   (47,436,395)    (7,266,781)    (2,429,494)    (2,873,915)
Contract terminations:
   Surrender benefits                                 (16,535,295)   (48,411,243)    (6,707,103)    (2,354,113)    (1,887,145)
   Death benefits                                        (107,934)      (527,589)       (35,100)       (42,084)      (255,395)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      265,961,933    676,240,072    145,585,240     67,699,407     39,025,093
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------
                                                        RVS VP          RVS VP                                      WANGER
                                                        SM CAP         STRATEGY        ROYCE       THIRD AVE         INTL
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  ADV            AGGR        MICRO-CAP        VAL           SM CAP

 OPERATIONS

Investment income (loss) --- net                      $  (273,578)   $   (64,836)  $   (364,184)  $    540,684    $    (6,873)
Net realized gain (loss) on sales of investments          480,687       (205,055)     1,926,571      1,166,599         45,917
Distributions from capital gains                        4,075,215             --      1,668,071      2,746,814             --
Net change in unrealized appreciation or
 depreciation of investments                           (3,009,775)       883,278      7,186,377     12,457,840     14,784,043
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        1,272,549        613,387     10,416,835     16,911,937     14,823,087
==============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                              4,611,411      1,271,799     11,258,197     12,452,510     12,945,984
Net transfers(1)                                         (786,511)    (1,463,953)    (9,333,498)     4,801,030     20,260,250
Transfers for policy loans                               (146,235)       (93,298)      (848,943)    (1,088,946)      (851,948)
Policy charges                                         (1,043,242)      (352,888)    (3,068,822)    (3,643,602)    (2,293,484)
Contract terminations:
   Surrender benefits                                    (846,866)      (306,158)    (4,165,130)    (4,891,846)    (2,567,360)
   Death benefits                                           1,959             --       (109,975)       (68,975)       (13,848)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,790,516       (944,498)    (6,268,171)     7,560,171     27,479,594
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        29,099,225      8,441,818    103,546,114    117,961,095     56,599,547
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $32,162,290    $ 8,110,707   $107,694,778   $142,433,203    $98,902,228
==============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 22,286,255     15,688,726     48,764,417     55,868,782     60,059,142
Contract purchase payments                              3,567,137      2,378,002      5,321,615      5,727,432     12,757,563
Net transfers(1)                                         (566,866)    (2,736,311)    (4,350,143)     2,264,820     19,956,936
Transfers for policy loans                               (113,290)      (171,820)      (400,612)      (496,716)      (832,515)
Policy charges                                           (811,062)      (655,296)    (1,479,875)    (1,730,138)    (2,284,498)
Contract terminations:
   Surrender benefits                                    (654,136)      (572,718)    (1,951,153)    (2,221,060)    (2,507,180)
   Death benefits                                           1,834             --        (51,895)       (31,992)       (12,528)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       23,709,872     13,930,583     45,852,354     59,381,128     87,136,920
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                  SEGREGATED
                                                                                                                    ASSET
                                                                                                                  SUBACCOUNT
                                                                                                                  ----------
                                                                                                                    WANGER
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                                                          U.S. SM CO

 OPERATIONS

Investment income (loss) --- net                                                                                 $   (963,377)
Net realized gain (loss) on sales of investments                                                                       78,766
Distributions from capital gains                                                                                           --
Net change in unrealized appreciation or depreciation of investments                                               12,129,278
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                                    11,244,667
==============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                                                                                         19,513,102
Net transfers(1)                                                                                                   16,784,058
Transfers for policy loans                                                                                           (699,517)
Policy charges                                                                                                     (3,547,287)
Contract terminations:
   Surrender benefits                                                                                              (3,582,978)
   Death benefits                                                                                                     (29,966)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                     28,437,412
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                    89,904,243
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                        $129,586,322
==============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                                             56,161,569
Contract purchase payments                                                                                         11,874,060
Net transfers(1)                                                                                                   10,243,231
Transfers for policy loans                                                                                           (424,888)
Policy charges                                                                                                     (2,243,487)
Contract terminations:
   Surrender benefits                                                                                              (2,174,868)
   Death benefits                                                                                                     (18,183)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                   73,417,434
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------
                                                        AIM VI          AIM VI         AIM VI         AC VP         AC VP
                                                       CAP APPR,       CAP DEV,       CORE EQ,        INTL,          VAL,
YEAR ENDED DECEMBER 31, 2004                             SER I          SER I          SER I          CL I           CL I

 OPERATIONS

Investment income (loss) -- net                       $  (118,529)   $   (98,225)  $    166,404    $   (80,549)  $     45,445
Net realized gain (loss) on sales of investments          (18,421)        83,808     (4,633,818)        74,334        493,165
Distributions from capital gains                               --             --             --             --        689,471
Net change in unrealized appreciation or
 depreciation of investments                            1,076,605      1,563,846     28,440,424      2,881,126     10,792,256
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                          939,655      1,549,429     23,973,010      2,874,911     12,020,337
==============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                              2,302,002      1,495,596     36,634,543      3,291,311     12,363,342
Net transfers(1)                                        4,067,826      1,851,681    (32,333,891)     1,065,301      6,268,485
Transfers for policy loans                                (91,925)       (18,451)    (1,891,388)      (150,013)      (606,058)
Policy charges                                           (477,904)      (339,391)   (15,947,092)      (612,788)    (3,259,490)
Contract terminations:
   Surrender benefits                                    (374,846)      (463,527)   (18,181,066)      (721,850)    (3,992,691)
   Death benefits                                              --             --       (130,549)        (6,480)       (34,769)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          5,425,153      2,525,908    (31,849,443)     2,865,481     10,738,819
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        10,455,191      8,783,204    323,383,951     18,077,384     83,773,431
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $16,819,999    $12,858,541   $315,507,518    $23,817,776   $106,532,587
==============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 16,294,362      9,203,754    230,404,069     29,187,484     65,557,238
Contract purchase payments                              3,616,503      1,519,587     25,677,794      5,201,141      9,286,041
Net transfers(1)                                        6,378,269      1,872,091    (22,125,856)     1,749,916      4,815,367
Transfers for policy loans                               (143,571)       (19,050)    (1,322,100)      (236,698)      (450,245)
Policy charges                                           (750,702)      (346,372)   (11,659,186)      (987,835)    (2,608,118)
Contract terminations:
   Surrender benefits                                    (587,615)      (458,359)   (12,727,821)    (1,138,959)    (2,997,825)
   Death benefits                                              --             --        (91,012)       (10,309)       (26,122)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       24,807,246     11,771,651    208,155,888     33,764,740     73,576,336
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------
                                                       CALVERT VS        CS              CS         FID VIP        FID VIP
                                                         SOCIAL        MID-CAP         SM CAP      GRO & INC,      MID CAP,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                  BAL            GRO            GRO         SERV CL        SERV CL

 OPERATIONS

Investment income (loss) -- net                        $   56,859     $  (34,316)   $  (216,453)  $   (176,186)  $ (1,232,254)
Net realized gain (loss) on sales of investments           15,051         27,321       (666,857)        71,914        147,782
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
 depreciation of investments                              321,753        429,403      3,086,059      4,980,638     32,530,885
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                                393,663        422,408      2,202,749      4,876,366     31,446,413
==============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                              1,184,220        562,220      3,256,574     14,160,924     19,430,679
Net transfers(1)                                        1,046,713        405,527     (2,329,011)    15,362,214     25,479,532
Transfers for policy loans                                 (3,958)       (29,731)      (240,146)      (577,203)      (867,920)
Policy charges                                           (202,800)      (145,305)      (889,710)    (3,051,070)    (4,369,293)
Contract terminations:
   Surrender benefits                                    (189,126)      (107,914)    (1,102,865)    (3,047,577)    (4,484,277)
   Death benefits                                              --             --         (1,413)        (7,711)       (61,755)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,835,049        684,797     (1,306,571)    22,839,577     35,126,966
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         4,037,006      3,093,015     23,594,776     77,322,110    107,473,379
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $6,265,718     $4,200,220    $24,490,954   $105,038,053   $174,046,758
==============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  4,375,841      3,829,339     20,945,090     85,401,050     77,767,142
Contract purchase payments                              1,259,049        675,860      2,833,522     15,666,038     13,282,547
Net transfers(1)                                        1,126,012        473,284     (2,040,716)    17,206,156     17,567,537
Transfers for policy loans                                 (4,234)       (35,595)      (204,683)      (639,807)      (589,746)
Policy charges                                           (226,433)      (178,987)      (791,525)    (3,572,857)    (3,100,789)
Contract terminations:
   Surrender benefits                                    (199,813)      (127,929)      (954,775)    (3,361,724)    (3,036,277)
   Death benefits                                              --             --         (1,174)        (8,629)       (42,008)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        6,330,422      4,635,972     19,785,739    110,690,227    101,848,406
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------
                                                         FID VIP       FTVIPT         FTVIPT         FTVIPT          GS VIT
                                                        OVERSEAS,      FRANK       FRANK SM CAP     TEMP FOR       STRUCTD SM
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                SERV CL    REAL EST, CL 2    VAL, CL 2      SEC, CL 2        CAP EQ

 OPERATIONS

Investment income (loss) -- net                       $   (14,795)   $   524,356    $  (164,914)   $    66,014    $   (74,791)
Net realized gain (loss) on sales of investments           17,315         89,177         45,656         32,405        136,485
Distributions from capital gains                               --         79,250             --             --        552,823
Net change in unrealized appreciation or depreciation
 of investments                                         3,455,982     15,941,361      5,130,575      7,667,441        971,628
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        3,458,502     16,634,144      5,011,317      7,765,860      1,586,145
==============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                              3,995,156     11,158,910      4,344,564      6,461,264      1,513,739
Net transfers(1)                                       10,913,300     11,513,367      5,688,387      5,894,621        512,933
Transfers for policy loans                               (166,237)      (422,659)      (199,351)      (339,894)       (73,899)
Policy charges                                           (748,912)    (2,011,909)      (844,945)    (1,322,763)      (352,321)
Contract terminations:
   Surrender benefits                                    (711,129)    (1,841,055)      (684,717)    (1,462,770)      (313,677)
   Death benefits                                              --         (7,605)          (105)        (7,982)            --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         13,282,178     18,389,049      8,303,833      9,222,476      1,286,775
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        16,523,950     43,043,665     17,450,167     38,127,175      9,440,045
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $33,264,630    $78,066,858    $30,765,317    $55,115,511    $12,312,965
==============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 21,422,431     25,551,427     11,574,490     40,085,356      7,358,205
Contract purchase payments                              5,097,710      6,063,879      2,685,079      6,519,124      1,142,545
Net transfers(1)                                       13,957,529      6,257,519      3,490,332      5,963,284        404,617
Transfers for policy loans                               (214,100)      (232,207)      (122,490)      (344,068)       (55,527)
Policy charges                                         (1,016,230)    (1,170,382)      (566,350)    (1,409,447)      (288,557)
Contract terminations:
   Surrender benefits                                    (900,273)      (987,294)      (421,225)    (1,476,370)      (236,008)
   Death benefits                                              --         (4,253)           (66)        (8,082)            --
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       38,347,067     35,478,689     16,639,770     49,329,797      8,325,275
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------
                                                         GS VIT       GS VIT        JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                      STRUCTD U.S.    MID CAP       GLOBAL TECH,    INTL GRO,     MID CAP GRO,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                  EQ            VAL            SERV           SERV           SERV

 OPERATIONS

Investment income (loss) -- net                       $   176,263   $   (168,068)   $   (68,155)   $   (13,757)   $   (95,227)
Net realized gain (loss) on sales of investments            8,926         74,025       (402,320)        47,123       (423,411)
Distributions from capital gains                               --      8,796,706             --             --             --
Net change in unrealized appreciation or
 depreciation of investments                            3,713,611      9,909,858        439,099      4,594,339      2,409,817
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                              3,898,800     18,612,521        (31,376)     4,627,705      1,891,179
==============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                              5,182,754     14,154,513      1,495,969      4,901,601      1,767,793
Net transfers(1)                                       16,797,588     16,147,623       (434,003)    (2,662,591)    (1,577,759)
Transfers for policy loans                               (173,518)      (628,534)      (186,726)      (198,090)      (103,881)
Policy charges                                           (853,133)    (2,754,176)      (329,896)    (1,040,259)      (440,440)
Contract terminations:
   Surrender benefits                                    (754,547)    (2,942,345)      (247,227)    (1,370,570)      (758,046)
   Death benefits                                         (49,875)        (7,964)            --         (6,788)            --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         20,149,269     23,969,117        298,117       (376,697)    (1,112,333)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        16,173,251     61,556,679      7,599,344     26,324,432     10,541,442
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $40,221,320   $104,138,317    $ 7,866,085    $30,575,440    $11,320,288
==============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 20,583,623     38,493,669     20,019,350     42,310,399     24,625,284
Contract purchase payments                              6,309,032      8,147,934      4,154,817      7,656,500      3,950,511
Net transfers(1)                                       20,279,479      9,301,534     (1,204,531)    (4,030,166)    (3,491,202)
Transfers for policy loans                               (209,374)      (358,805)      (528,893)      (306,489)      (231,641)
Policy charges                                         (1,037,925)    (1,708,378)      (961,672)    (1,701,172)      (992,968)
Contract terminations:
   Surrender benefits                                    (924,318)    (1,672,838)      (686,233)    (2,138,296)    (1,711,016)
   Death benefits                                         (61,897)        (4,604)            --        (10,080)            --
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       44,938,620     52,198,512     20,792,838     41,780,696     22,148,968
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------
                                                         LAZARD          MFS            MFS          PUT VT         PUT VT
                                                      RETIRE INTL   INV GRO STOCK,    NEW DIS,      HI YIELD,    INTL NEW OPP,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                   EQ          SERV CL        SERV CL          CL             IB

 OPERATIONS

Investment income (loss) -- net                       $   (88,291)   $  (243,304)   $  (246,182)   $ 1,126,542    $     6,992
Net realized gain (loss) on sales of investments           51,690        (62,488)        58,906         12,573         25,524
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or depreciation
 of investments                                         3,701,808      2,545,796      1,621,586        363,797      1,389,948
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        3,665,207      2,240,004      1,434,310      1,502,912      1,422,464
==============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                              5,482,807      5,608,277      5,569,765      2,051,996      1,969,054
Net transfers(1)                                        4,484,666        397,203     (2,937,152)     1,352,284       (732,871)
Transfers for policy loans                               (142,001)      (171,970)      (168,401)      (193,038)       (90,356)
Policy charges                                           (794,564)    (1,069,324)    (1,052,977)      (527,451)      (413,848)
Contract terminations:
   Surrender benefits                                    (646,228)      (895,186)      (967,427)      (551,157)      (407,549)
   Death benefits                                          (6,139)        (8,082)        (5,380)        (8,002)          (311)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          8,378,541      3,860,918        438,428      2,124,632        324,119
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        19,265,009     24,297,206     26,732,347     14,347,453     11,230,770
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $31,308,757    $30,398,128    $28,605,085    $17,974,997    $12,977,353
==============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 23,615,189     40,588,157     32,961,885     12,549,606     19,531,295
Contract purchase payments                              6,585,082      9,325,419      7,023,771      1,739,826      3,383,653
Net transfers(1)                                        5,421,435        804,404     (3,682,872)     1,204,102     (1,249,875)
Transfers for policy loans                               (168,846)      (282,241)      (209,723)      (163,323)      (154,530)
Policy charges                                           (997,912)    (1,925,644)    (1,372,595)      (509,058)      (719,871)
Contract terminations:
   Surrender benefits                                    (767,462)    (1,482,875)    (1,204,550)      (462,488)      (697,602)
   Death benefits                                          (7,594)       (13,025)        (6,696)        (7,009)          (529)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       33,679,892     47,014,195     33,509,220     14,351,656     20,092,541
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------
                                                        PUT VT         PUT VT
                                                       NEW OPP,         VISTA,       RVS VP           RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                CL IA           CL IB          BAL          CASH MGMT      DIV BOND

 OPERATIONS

Investment income (loss) -- net                      $ (1,958,936)   $  (108,254)  $  1,986,518    $   (20,731)  $  2,382,192
Net realized gain (loss) on sales of investments      (20,702,823)      (233,101)       567,780            (51)        43,053
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or depreciation
 of investments                                        42,252,414      2,302,913     25,044,835             46      1,477,380
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                       19,590,655      1,961,558     27,599,133        (20,736)     3,902,625
==============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                             29,515,564      2,318,991     16,936,255     31,907,818     13,035,857
Net transfers(1)                                      (33,162,030)    (2,018,300)   336,141,273     31,042,222     78,223,080
Transfers for policy loans                             (1,280,615)       (88,115)      (574,893)        (1,729)      (249,329)
Policy charges                                        (11,496,549)      (476,266)   (11,684,027)    (7,520,845)    (5,258,093)
Contract terminations:
   Surrender benefits                                 (12,179,126)      (373,369)   (11,446,492)    (3,056,560)    (3,606,866)
   Death benefits                                         (60,819)        (4,804)      (120,815)            --        (10,065)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (28,663,575)      (641,863)   329,251,301     52,370,906     82,134,584
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       227,873,124     11,578,066      7,914,513     31,858,837     38,240,180
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $218,800,204    $12,897,761   $364,764,947    $84,209,007   $124,277,389
==============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                199,866,287     21,382,978      9,053,226     30,104,254     30,824,883
Contract purchase payments                             25,697,795      4,122,056     18,820,586     30,213,637     10,340,335
Net transfers(1)                                      (28,340,045)    (3,556,555)   381,963,384     29,512,774     63,665,239
Transfers for policy loans                             (1,111,066)      (155,066)      (636,891)        (1,521)      (197,371)
Policy charges                                        (10,345,034)      (857,441)   (14,176,126)    (7,154,830)    (4,451,354)
Contract terminations:
   Surrender benefits                                 (10,586,110)      (662,860)   (12,626,292)    (2,897,991)    (2,867,281)
   Death benefits                                         (51,383)        (7,631)      (119,250)            --         (7,943)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      175,130,444     20,265,481    382,278,637     79,776,323     97,306,508
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------
                                                                                      RVS VP                        RVS VP
                                                        RVS VP         RVS VP         GLOBAL         RVS VP        HI YIELD
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              DIV EQ INC      EMER MKTS        BOND            GRO           BOND

 OPERATIONS

Investment income (loss) -- net                      $    698,932    $   151,235    $   566,808    $  (165,167)   $ 2,916,973
Net realized gain (loss) on sales of investments          111,409         20,521         18,838       (203,332)       158,866
Distributions from capital gains                               --        149,809             --             --             --
Net change in unrealized appreciation or
 depreciation of investments                           18,388,310      1,257,787      1,208,992      2,537,351      1,885,168
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                       19,198,651      1,579,352      1,794,638      2,168,852      4,961,007
==============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                             18,702,736      1,500,921      3,160,566      6,585,631      8,659,584
Net transfers(1)                                       59,397,027      4,814,267      5,557,534       (778,205)    10,206,554
Transfers for policy loans                               (445,383)       (64,626)       (87,424)      (258,468)      (140,819)
Policy charges                                         (3,686,848)      (233,229)      (696,797)    (1,217,573)    (2,060,544)
Contract terminations:
   Surrender benefits                                  (3,377,108)      (138,931)      (600,688)      (956,291)    (2,282,216)
   Death benefits                                         (45,697)            --         (3,777)        (4,254)       (16,512)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         70,544,727      5,878,402      7,329,414      3,370,840     14,366,047
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        58,292,066      3,071,009     13,971,893     26,308,621     39,283,554
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $148,035,444    $10,528,763    $23,095,945    $31,848,313    $58,610,608
==============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 52,001,215      3,110,119     10,178,957     56,630,057     35,448,389
Contract purchase payments                             16,038,842      1,432,683      2,273,861     14,141,594      7,525,403
Net transfers(1)                                       51,316,397      4,542,042      4,003,676     (1,667,696)     8,922,877
Transfers for policy loans                               (386,377)       (60,584)       (62,651)      (556,649)      (121,440)
Policy charges                                         (3,321,752)      (227,097)      (522,581)    (2,685,983)    (1,858,497)
Contract terminations:
   Surrender benefits                                  (2,877,989)      (130,841)      (436,668)    (2,057,603)    (1,992,442)
   Death benefits                                         (39,331)            --         (2,800)        (9,156)       (14,470)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      112,731,005      8,666,322     15,431,794     63,794,564     47,909,820
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
27  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------
                                                        RVS VP         RVS VP          RVS VP        RVS VP         SHORT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               INTL OPP      LG CAP EQ         NEW DIM       S&P 500       DURATION

 OPERATIONS

Investment income (loss) -- net                      $    201,423   $    380,753    $    211,033   $   244,476    $   561,905
Net realized gain (loss) on sales of investments           66,648        (52,388)       (781,066)       90,179        (53,716)
Distributions from capital gains                               --             --              --            --         14,221
Net change in unrealized appreciation or
 depreciation of investments                           24,769,406     32,023,302       4,127,842     3,671,719       (444,475)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                       25,037,477     32,351,667       3,557,809     4,006,374         77,935
==============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                             10,051,746     30,015,962      29,821,729     7,415,911      7,989,550
Net transfers(1)                                      175,624,073    529,297,063      (8,444,096)    8,464,493     19,079,254
Transfers for policy loans                               (572,582)      (631,379)     (1,048,024)     (168,552)      (130,326)
Policy charges                                         (4,684,976)   (17,094,561)     (6,622,779)   (1,654,358)    (2,689,931)
Contract terminations:
   Surrender benefits                                  (5,232,999)   (17,204,548)     (5,855,193)   (1,365,251)    (1,827,301)
   Death benefits                                         (24,638)       (58,159)        (46,807)       (1,949)       (18,640)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        175,160,624    524,324,378       7,804,830    12,690,294     22,402,606
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         2,867,813      5,557,820     141,167,363    32,887,491     25,493,037
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $203,065,914   $562,233,865    $152,530,002   $49,584,159    $47,973,578
==============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  4,591,024      8,140,134     172,470,581    42,898,335     21,369,311
Contract purchase payments                             15,438,455     44,685,804      37,050,588     9,510,503      6,702,502
Net transfers(1)                                      275,937,287    783,035,118     (10,258,542)   10,896,295     16,565,178
Transfers for policy loans                               (862,086)      (891,940)     (1,303,732)     (215,934)      (109,075)
Policy charges                                         (7,654,639)   (26,898,632)     (8,560,373)   (2,154,386)    (2,392,316)
Contract terminations:
   Surrender benefits                                  (8,007,733)   (25,581,577)     (7,268,512)   (1,746,254)    (1,533,532)
   Death benefits                                         (37,062)       (86,932)        (56,926)       (2,385)       (18,550)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      279,405,246    782,401,975     182,073,084    59,186,174     40,583,518
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------
                                                         RVS VP        RVS VP                                       WANGER
                                                         SM CAP       STRATEGY         ROYCE        THIRD AVE        INTL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                  ADV           AGGR          MICRO-CAP        VAL          SM CAP

 OPERATIONS

Investment income (loss) -- net                       $  (203,067)   $   (71,091)   $   (806,976)  $   (360,840)  $  (131,505)
Net realized gain (loss) on sales of investments          148,412       (286,957)        187,021        567,240        65,326
Distributions from capital gains                        1,187,181             --       7,380,693      1,051,285            --
Net change in unrealized appreciation or
 depreciation of investments                            2,839,963      1,011,324       4,398,753     16,800,031    10,984,525
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        3,972,489        653,276      11,159,491     18,057,716    10,918,346
==============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                              4,425,925      1,652,739      12,774,915     13,056,347     8,201,681
Net transfers(1)                                        5,590,671       (900,800)     10,060,741      6,986,930    14,376,820
Transfers for policy loans                               (117,479)       (80,349)       (552,193)      (953,286)     (349,107)
Policy charges                                           (885,387)      (386,113)     (2,962,455)    (3,194,540)   (1,303,880)
Contract terminations:
   Surrender benefits                                    (866,603)      (292,562)     (3,270,540)    (4,010,043)   (1,293,142)
   Death benefits                                         (16,689)            --         (26,709)       (10,399)       (5,764)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          8,130,438         (7,085)     16,023,759     11,875,009    19,626,608
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        16,996,298      7,795,627      76,362,864     88,028,370    26,054,593
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $29,099,225    $ 8,441,818    $103,546,114   $117,961,095   $56,599,547
==============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 15,293,052     15,708,263      40,575,024     49,538,789    35,693,830
Contract purchase payments                              3,821,809      3,377,052       6,539,992      6,960,935    10,206,132
Net transfers(1)                                        4,822,122     (1,835,136)      5,186,738      3,783,614    17,866,798
Transfers for policy loans                               (101,555)      (165,405)       (284,676)      (502,566)     (438,885)
Policy charges                                           (785,307)      (794,623)     (1,573,714)    (1,785,066)   (1,674,253)
Contract terminations:
   Surrender benefits                                    (750,409)      (601,425)     (1,665,679)    (2,121,274)   (1,587,053)
   Death benefits                                         (13,457)            --         (13,268)        (5,650)       (7,427)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       22,286,255     15,688,726      48,764,417     55,868,782    60,059,142
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                   SEGREGATED
                                                                                                                     ASSET
                                                                                                                   SUBACCOUNT
                                                                                                                   ----------
                                                                                                                     WANGER
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                                                           U.S. SM CO

 OPERATIONS

Investment income (loss) -- net                                                                                   $  (621,463)
Net realized gain (loss) on sales of investments                                                                      136,831
Distributions from capital gains                                                                                           --
Net change in unrealized appreciation or depreciation of investments                                               12,717,292
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                                    12,232,660
==============================================================================================================================

 CONTRACT TRANSACTIONS

Contract purchase payments                                                                                         15,084,480
Net transfers(1)                                                                                                   15,415,519
Transfers for policy loans                                                                                           (535,544)
Policy charges                                                                                                     (2,526,746)
Contract terminations:
   Surrender benefits                                                                                              (2,664,312)
   Death benefits                                                                                                     (14,783)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                     24,758,614
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                    52,912,969
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                         $89,904,243
==============================================================================================================================

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                                             38,763,034
Contract purchase payments                                                                                         10,613,214
Net transfers(1)                                                                                                   10,888,012
Transfers for policy loans                                                                                           (379,596)
Policy charges                                                                                                     (1,845,739)
Contract terminations:
   Surrender benefits                                                                                              (1,866,902)
   Death benefits                                                                                                     (10,454)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                   56,161,569
==============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is used as a funding vehicle for RiverSource(SM) Variable Second-To-Die Life Insurance policies issued by IDS Life. The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                      FUND
---------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I          AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Dev, Ser I           AIM V.I. Capital Development Fund, Series I Shares
AIM VI Core Eq, Ser I           AIM V.I. Core Equity Fund, Series I Shares
AC VP Intl, Cl I                American Century VP International, Class I
AC VP Val, Cl I                 American Century VP Value, Class I
Calvert VS Social Bal           Calvert Variable Series, Inc. Social Balanced Portfolio
CS Mid-Cap Gro                  Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                   Credit Suisse Trust - Small Cap Growth Portfolio
Fid VIP Gro & Inc, Serv Cl      Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl        Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl       Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Real Est, Cl 2     FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2   FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2       FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Structd Sm Cap Eq        Goldman Sachs VIT Structured Small Cap Equity Fund
                                  (previously Goldman Sachs VIT CORE(SM) Small Cap Equity Fund)
GS VIT Structd U.S. Eq          Goldman Sachs VIT Structured U.S. Equity Fund
                                  (previously Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
GS VIT Mid Cap Val              Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv   Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv      Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv   Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq           Lazard Retirement International Equity Portfolio
MFS Inv Gro Stock, Serv Cl      MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl            MFS(R) New Discovery Series - Service Class
Put VT Hi Yield, Cl IB          Putnam VT High Yield Fund - Class IB Shares
Put VT Intl New Opp, Cl IB      Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA           Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB             Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                      RiverSource(SM) Variable Portfolio - Balanced Fund(1)
                                  (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt                RiverSource(SM) Variable Portfolio - Cash Management Fund(2)
                                  (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Div Bond                 RiverSource(SM) Variable Portfolio - Diversified Bond Fund(3)
                                  (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Div Eq Inc               RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund(4)
                                  (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RVS VP Emer Mkts                RiverSource(SM) Variable Portfolio - Emerging Markets Fund
                                  (previously AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund)
RVS VP Global Bond              RiverSource(SM) Variable Portfolio - Global Bond Fund
                                  (previously AXP(R) Variable Portfolio - Global Bond Fund)
RVS VP Gro                      RiverSource(SM) Variable Portfolio - Growth Fund
                                  (previously AXP(R) Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond            RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                                  (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RVS VP Intl Opp                 RiverSource(SM) Variable Portfolio - International Opportunity Fund(5)
                                  (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RVS VP Lg Cap Eq                RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(6),(7)
                                  (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP New Dim                  RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(7)
                                  (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
31  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT




SUBACCOUNT                      FUND
---------------------------------------------------------------------------------------------------------------
RVS   VP S&P 500                RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
                                  (previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RVS VP Short Duration           RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund(8)
                                  (previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
RVS VP Sm Cap Adv               RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
                                  (previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RVS VP Strategy Aggr            RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(9)
                                 (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Royce Micro-Cap                 Royce Micro-Cap Portfolio
Third Ave Val                   Third Avenue Value Portfolio
Wanger Intl Sm Cap              Wanger International Small Cap
Wanger U.S. Sm Co               Wanger U.S. Smaller Companies
---------------------------------------------------------------------------------------------------------------

(1) IDS Life Series Fund - Managed Portfolio merged into AXP(R) Variable Portfolio - Managed Fund on July 9, 2004.

(2) IDS Life Series Fund - Money Market Portfolio merged into AXP(R) Variable Portfolio - Cash Management Fund on July 9, 2004.

(3) IDS Life Series Fund - Income Portfolio merged into AXP(R) Variable Portfolio - Diversified Bond Fund on July 9, 2004.

(4) IDS Life Series Fund - Equity Income Portfolio merged into AXP(R) Variable Portfolio - Diversified Equity Income Fund on July 9, 2004.

(5) IDS Life Series Fund - International Equity Portfolio merged into AXP(R) Variable Portfolio - Threadneedle International Fund on July 9, 2004.

(6) IDS Life Series Fund - Equity Portfolio and AXP(R) Variable Portfolio - Blue Chip Advantage Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July 9, 2004.

(7) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.

(8) IDS Life Series Fund - Government Securities Portfolio merged into AXP(R) Variable Portfolio - Short Duration U.S. Government Fund on July 9, 2004.

(9) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the RiverSource(SM) Variable Second-To-Die Life Insurance Policy.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of IDS Life.

CORPORATE CONSOLIDATION

Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, IDS Life will be renamed to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. IDS Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
32  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge.

Additional information can be found in the product's prospectus.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $23,369,239 in 2005 and $20,712,481 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS

For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of IDS Life, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                            PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      1.170% to 1.095%
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.840% to 0.780%
RiverSource(SM) Variable Portfolio - Growth Fund                                0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.620% to 0.545%
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.630% to 0.570%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.630% to 0.570%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.290% to 0.260%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.790% to 0.650%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.650% to 0.575%
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
33  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio - Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

The RiverSource(SM) Variable Portfolio Funds, as shown in the table below, also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                            PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Growth Fund                                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.060% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.060% to 0.030%
-------------------------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                            PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      0.100% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.060% to 0.040%
RiverSource(SM) Variable Portfolio - Growth Fund                                0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.050% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.050% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.080% to 0.065%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.060% to 0.035%
-------------------------------------------------------------------------------------------------

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of IDS Life.

--------------------------------------------------------------------------------
34  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

SUBSEQUENT EVENT

Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table on the previous page. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table on the previous page at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:

SUBACCOUNT                       FUND                                                                      PURCHASES
-----------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I           AIM V.I. Capital Appreciation Fund, Series I Shares                     $  5,839,257
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares                         1,597,047
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares                                 7,586,969
AC VP Intl, Cl I                 American Century VP International, Class I                                 3,765,631
AC VP Val, Cl I                  American Century VP Value, Class I                                        25,987,184
Calvert VS Social Bal            Calvert Variable Series, Inc. Social Balanced Portfolio                    2,418,336
CS Mid-Cap Gro                   Credit Suisse Trust - Mid-Cap Growth Portfolio                               406,832
CS Sm Cap Gro                    Credit Suisse Trust - Small Cap Growth Portfolio                             600,155
Fid VIP Gro & Inc, Serv Cl       Fidelity(R) VIP Growth & Income Portfolio Service Class                    9,456,973
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class                           24,639,628
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class                           7,307,381
FTVIPT Frank Real Est, Cl 2      FTVIPT Franklin Real Estate Fund - Class 2                                25,679,939
FTVIPT Frank Sm Cap Val, Cl 2    FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 13,262,365
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2                        10,544,014
GS VIT Structd Sm Cap Eq         Goldman Sachs VIT Structured Small Cap Equity Fund                         2,381,579
GS VIT Structd U.S. Eq           Goldman Sachs VIT Structured U.S. Equity Fund                             27,182,891
GS VIT Mid Cap Val               Goldman Sachs VIT Mid Cap Value Fund                                      49,936,693
Janus Aspen Global Tech, Serv    Janus Aspen Series Global Technology Portfolio: Service Shares             1,010,947
Janus Aspen Intl Gro, Serv       Janus Aspen Series International Growth Portfolio: Service Shares          7,763,604
Janus Aspen Mid Cap Gro, Serv    Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                  740,177
Lazard Retire Intl Eq            Lazard Retirement International Equity Portfolio                          12,432,841
MFS Inv Gro Stock, Serv Cl       MFS(R) Investors Growth Stock Series - Service Class                       5,355,738
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class                                1,519,698
Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares                                3,847,090
Put VT Intl New Opp, Cl IB       Putnam VT International New Opportunities Fund - Class IB Shares           1,841,904
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares                         3,346,878
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                                       844,073
RVS VP Bal                       RiverSource(SM) Variable Portfolio - Balanced Fund                        23,088,432
RVS VP Cash Mgmt                 RiverSource(SM) Variable Portfolio - Cash Management Fund                 24,577,734
RVS VP Div Bond                  RiverSource(SM) Variable Portfolio - Diversified Bond Fund                26,536,334
RVS VP Div Eq Inc                RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund      102,974,872
RVS VP Emer Mkts                 RiverSource(SM) Variable Portfolio - Emerging Markets Fund                16,085,363
RVS VP Global Bond               RiverSource(SM) Variable Portfolio - Global Bond Fund                     14,464,592
RVS VP Gro                       RiverSource(SM) Variable Portfolio - Growth Fund                          31,181,348
RVS VP Hi Yield Bond             RiverSource(SM) Variable Portfolio - High Yield Bond Fund                 18,891,965
RVS VP Intl Opp                  RiverSource(SM) Variable Portfolio - International Opportunity Fund        7,555,945
RVS VP Lg Cap Eq                 RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                11,287,410
RVS VP New Dim                   RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                4,950,304
RVS VP S&P 500                   RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                   10,678,282
RVS VP Short Duration            RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund   6,988,528
RVS VP Sm Cap Adv                RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund              8,127,979
RVS VP Strategy Aggr             RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                514,841
Royce Micro-Cap                  Royce Micro-Cap Portfolio                                                  5,732,611
Third Ave Val                    Third Avenue Value Portfolio                                              14,830,341
Wanger Intl Sm Cap               Wanger International Small Cap                                            27,741,722
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                                             27,896,055
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
35  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2005:

                                       AIM VI        AIM VI         AIM         AC VP       AC VP
                                     CAP APPR,      CAP DEV,      CORE EQ,      INTL,        VAL,
PRICE LEVEL                            SER I         SER I         SER I         CL I        CL I
                                  --------------------------------------------------------------------
0.65%                                  $  --         $  --         $  --        $  --       $  --
0.90%                                   0.73          1.19          1.58         0.79        1.51
------------------------------------------------------------------------------------------------------

                                     CALVERT VS       CS             CS         FID VIP    FID VIP
                                       SOCIAL       MID-CAP        SM CAP     GRO & INC,   MID CAP,
PRICE LEVEL                             BAL           GRO           GRO        SERV CL     SERV CL
                                  --------------------------------------------------------------------
0.65%                                  $  --         $  --         $  --        $  --       $  --
0.90%                                   1.04          0.96          1.19         1.01        2.00
------------------------------------------------------------------------------------------------------

                                      FID VIP       FTVIPT         FTVIPT       FTVIPT      GS VIT
                                     OVERSEAS,       FRANK      FRANK SM CAP   TEMP FOR   STRUCTD SM
PRICE LEVEL                           SERV CL    REAL EST, CL 2  VAL, CL 2    SEC, CL 2     CAP EQ
                                  --------------------------------------------------------------------
0.65%                                  $  --         $  --         $  --        $  --       $  --
0.90%                                   1.02          2.47          1.99         1.22        1.55
------------------------------------------------------------------------------------------------------

                                       GS VIT        GS VIT     JANUS ASPEN  JANUS ASPEN  JANUS ASPEN
                                    STRUCTD U.S.    MID CAP     GLOBAL TECH,   INTL GRO,  MID CAP GRO,
                                  --------------------------------------------------------------------
PRICE LEVEL                              EQ           VAL          SERV          SERV        SERV
0.65%                                  $  --         $  --         $  --        $  --       $  --
0.90%                                   0.94          2.23          0.42         0.96        0.57
------------------------------------------------------------------------------------------------------

                                       LAZARD         MFS           MFS         PUT VT      PUT VT
                                    RETIRE INTL  INV GRO STOCK,   NEW DIS,     HI YIELD, INTL NEW OPP,
PRICE LEVEL                              EQ         SERV CL       SERV CL       CL IB       CL IB
                                  --------------------------------------------------------------------
0.65%                                  $  --         $  --         $  --        $  --       $  --
0.90%                                   1.02          0.67          0.89         1.28        0.76
------------------------------------------------------------------------------------------------------

                                       PUT VT        PUT VT
                                      NEW OPP,       VISTA,        RVS VP       RVS VP      RVS VP
PRICE LEVEL                            CL IA         CL IB          BAL       CASH MGMT    DIV BOND
                                  --------------------------------------------------------------------
0.65%                                  $  --         $  --         $1.12        $1.02       $1.05
0.90%                                   1.37          0.71          0.98         1.07        1.30
------------------------------------------------------------------------------------------------------

                                                                   RVS VP                   RVS VP
                                       RVS VP        RVS VP        GLOBAL       RVS VP     HI YIELD
PRICE LEVEL                          DIV EQ INC    EMER MKTS        BOND         GRO         BOND
                                  --------------------------------------------------------------------
0.65%                                  $  --         $  --         $  --        $  --       $  --
0.90%                                   1.48          1.61          1.41         0.54        1.26
------------------------------------------------------------------------------------------------------

                                                                                            RVS VP
                                       RVS VP        RVS VP        RVS VP       RVS VP      SHORT
PRICE LEVEL                           INTL OPP     LG CAP EQ      NEW DIM      S&P 500     DURATION
                                  --------------------------------------------------------------------
0.65%                                  $  --         $1.12         $  --        $  --       $1.01
0.90%                                   0.82          0.75          0.84         0.87        1.20
------------------------------------------------------------------------------------------------------

                                       RVS VP        RVS VP                                 WANGER
                                       SM CAP       STRATEGY       ROYCE      THIRD AVE      INTL
PRICE LEVEL                             ADV           AGGR       MICRO-CAP       VAL        SM CAP
                                  --------------------------------------------------------------------
0.65%                                  $  --         $  --         $  --        $  --       $  --
0.90%                                   1.36          0.58          2.35         2.40        1.14
------------------------------------------------------------------------------------------------------

                                                                                            WANGER
PRICE LEVEL                                                                               U.S. SM CO
                                                                                        --------------
0.65%                                                                                       $  --
0.90%                                                                                        1.77
------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
36  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

The following is a summary of units outstanding at Dec. 31, 2005:

                                    AIM VI        AIM VI         AIM          AC VP         AC VP
                                  CAP APPR,      CAP DEV,      CORE EQ,       INTL,          VAL,
PRICE LEVEL                         SER I         SER I         SER I         CL I           CL I
                                ----------------------------------------------------------------------
0.65%                                     --            --            --            --            --
0.90%                             31,303,843    11,370,172   179,117,535    37,105,900    81,803,295
------------------------------------------------------------------------------------------------------
Total                             31,303,843    11,370,172   179,117,535    37,105,900    81,803,295
------------------------------------------------------------------------------------------------------

                                 CALVERT VS         CS           CS          FID VIP       FID VIP
                                   SOCIAL        MID-CAP       SM CAP       GRO & INC,     MID CAP,
PRICE LEVEL                          BAL           GRO           GRO         SERV CL       SERV CL
                                ----------------------------------------------------------------------
0.65%                                     --            --            --            --            --
0.90%                              7,999,846     4,219,414    17,235,293   110,214,411   113,269,739
------------------------------------------------------------------------------------------------------
Total                              7,999,846     4,219,414    17,235,293   110,214,411   113,269,739
------------------------------------------------------------------------------------------------------

                                   FID VIP        FTVIPT       FTVIPT        FTVIPT        GS VIT
                                  OVERSEAS,       FRANK      FRANK SM CAP   TEMP FOR     STRUCTD SM
PRICE LEVEL                        SERV CL    REAL EST, CL 2  VAL, CL 2     SEC, CL 2      CAP EQ
                                ----------------------------------------------------------------------
0.65%                                     --            --            --            --            --
0.90%                             44,720,166    43,698,391    23,267,706    57,133,641     8,156,632
------------------------------------------------------------------------------------------------------
Total                             44,720,166    43,698,391    23,267,706    57,133,641     8,156,632
------------------------------------------------------------------------------------------------------

                                    GS VIT        GS VIT     JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                 STRUCTD U.S.    MID CAP     GLOBAL TECH,    INTL GRO,   MID CAP GRO,
PRICE LEVEL                          EQ            VAL           SERV          SERV          SERV
                                ----------------------------------------------------------------------
0.65%                                     --            --            --            --            --
0.90%                             75,356,849    69,180,608    20,674,047    48,928,295    20,736,843
------------------------------------------------------------------------------------------------------
Total                             75,356,849    69,180,608    20,674,047    48,928,295    20,736,843
------------------------------------------------------------------------------------------------------

                                   LAZARD          MFS           MFS         PUT VT        PUT VT
                                 RETIRE INTL  INV GRO STOCK,   NEW DIS,     HI YIELD,   INTL NEW OPP,
PRICE LEVEL                           EQ         SERV CL       SERV CL        CL IB        CL IB
                                ----------------------------------------------------------------------
0.65%                                     --            --            --            --            --
0.90%                             45,316,524    53,002,892    30,257,997    14,202,500    20,915,832
------------------------------------------------------------------------------------------------------
Total                             45,316,524    53,002,892    30,257,997    14,202,500    20,915,832
------------------------------------------------------------------------------------------------------

                                   PUT VT        PUT VT
                                   NEW OPP,       VISTA,       RVS VP         RVS VP       RVS VP
PRICE LEVEL                         CL IA         CL IB          BAL        CASH MGMT      DIV BOND
                                ----------------------------------------------------------------------
0.65%                                     --            --    11,788,352       908,980     2,355,189
0.90%                            149,195,541    18,854,169   328,989,186    71,166,832   109,343,351
------------------------------------------------------------------------------------------------------
Total                            149,195,541    18,854,169   340,777,538    72,075,812   111,698,540
------------------------------------------------------------------------------------------------------

                                                               RVS VP                      RVS VP
                                    RVS VP        RVS VP       GLOBAL         RVS VP      HI YIELD
PRICE LEVEL                       DIV EQ INC    EMER MKTS       BOND           GRO          BOND
                                ----------------------------------------------------------------------
0.65%                                     --            --            --            --            --
0.90%                            179,393,654    19,619,524    24,417,085   123,244,315    58,224,816
------------------------------------------------------------------------------------------------------
Total                            179,393,654    19,619,524    24,417,085   123,244,315    58,224,816
------------------------------------------------------------------------------------------------------

                                                                                            RVS VP
                                   RVS VP         RVS VP        RVS VP        RVS VP        SHORT
PRICE LEVEL                       INTL OPP      LG CAP EQ      NEW DIM       S&P 500       DURATION
                                ----------------------------------------------------------------------
0.65%                                     --     4,087,302            --            --     1,748,138
0.90%                            265,961,933   672,152,770   145,585,240    67,699,407    37,276,955
------------------------------------------------------------------------------------------------------
Total                            265,961,933   676,240,072   145,585,240    67,699,407    39,025,093
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
37  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT






                                    RVS VP        RVS VP                                       WANGER
                                    SM CAP       STRATEGY         ROYCE        THIRD AVE        INTL
PRICE LEVEL                           ADV          AGGR         MICRO-CAP         VAL          SM CAP
                                --------------------------------------------------------------------------
0.65%                                      --            --             --             --             --
0.90%                              23,709,872    13,930,583     45,852,354     59,381,128     87,136,920
----------------------------------------------------------------------------------------------------------
Total                              23,709,872    13,930,583     45,852,354     59,381,128     87,136,920
----------------------------------------------------------------------------------------------------------

                                                                                               WANGER
PRICE LEVEL                                                                                  U.S. SM CO
                                                                                            --------------
0.65%                                                                                                 --
0.90%                                                                                         73,417,434
----------------------------------------------------------------------------------------------------------
Total                                                                                         73,417,434
----------------------------------------------------------------------------------------------------------

The following is a summary of net assets at Dec. 31, 2005:

                                    AIM VI        AIM VI          AIM            AC VP          AC VP
                                   CAP APPR,     CAP DEV,       CORE EQ,         INTL,          VAL,
PRICE LEVEL                          SER I        SER I          SER I           CL I           CL I
                                --------------------------------------------------------------------------
0.65%                            $         --  $         --   $         --   $         --   $         --
0.90%                              22,893,828    13,491,242    283,360,147     29,378,472    123,293,260
----------------------------------------------------------------------------------------------------------
Total                            $ 22,893,828  $ 13,491,242   $283,360,147   $ 29,378,472   $123,293,260
----------------------------------------------------------------------------------------------------------

                                  CALVERT VS        CS             CS           FID VIP        FID VIP
                                    SOCIAL       MID-CAP         SM CAP        GRO & INC,      MID CAP,
PRICE LEVEL                           BAL          GRO             GRO          SERV CL        SERV CL
                                --------------------------------------------------------------------------
0.65%                            $         --  $         --   $         --   $         --   $         --
0.90%                               8,290,693     4,050,634     20,575,994    111,455,717    226,755,617
----------------------------------------------------------------------------------------------------------
Total                            $  8,290,693  $  4,050,634   $ 20,575,994   $111,455,717   $226,755,617
----------------------------------------------------------------------------------------------------------

                                   FID VIP        FTVIPT         FTVIPT         FTVIPT        GS VIT
                                   OVERSEAS,      FRANK       FRANK SM CAP     TEMP FOR     STRUCTD SM
PRICE LEVEL                        SERV CL    REAL EST, CL 2   VAL, CL 2       SEC, CL 2       CAP EQ
                                --------------------------------------------------------------------------
0.65%                            $         --  $         --   $         --   $         --   $         --
0.90%                              45,739,706   108,134,780     46,374,484     69,697,863     12,681,030
----------------------------------------------------------------------------------------------------------
Total                            $ 45,739,706  $108,134,780   $ 46,374,484   $ 69,697,863   $ 12,681,030
----------------------------------------------------------------------------------------------------------

                                    GS VIT        GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                 STRUCTD U.S.    MID CAP      GLOBAL TECH,     INTL GRO,    MID CAP GRO,
PRICE LEVEL                           EQ           VAL            SERV           SERV           SERV
                                --------------------------------------------------------------------------
0.65%                            $         --  $         --   $         --   $         --   $         --
0.90%                              71,196,214   154,329,843      8,646,616     46,820,675     11,766,718
----------------------------------------------------------------------------------------------------------
Total                            $ 71,196,214  $154,329,843   $  8,646,616   $ 46,820,675   $ 11,766,718
----------------------------------------------------------------------------------------------------------

                                    LAZARD         MFS            MFS           PUT VT        PUT VT
                                 RETIRE INTL  INV GRO STOCK,    NEW DIS,       HI YIELD,    INTL NEW OPP,
PRICE LEVEL                           EQ         SERV CL        SERV CL          CL IB         CL IB
                                --------------------------------------------------------------------------
0.65%                            $         --  $         --   $         --   $         --   $         --
0.90%                              46,195,253    35,398,924     26,886,000     18,173,982     15,847,593
----------------------------------------------------------------------------------------------------------
Total                            $ 46,195,253  $ 35,398,924   $ 26,886,000   $ 18,173,982   $ 15,847,593
----------------------------------------------------------------------------------------------------------

                                    PUT VT        PUT VT
                                   NEW OPP,       VISTA,         RVS VP         RVS VP         RVS VP
PRICE LEVEL                          CL IA        CL IB            BAL         CASH MGMT      DIV BOND
                                --------------------------------------------------------------------------
0.65%                            $         --  $         --   $ 13,187,862   $    928,433   $  2,469,125
0.90%                             203,806,887    13,336,607    321,750,842     76,461,282    142,165,180
----------------------------------------------------------------------------------------------------------
Total                            $203,806,887  $ 13,336,607   $334,938,704   $ 77,389,715   $144,634,305
----------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
38  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT





                                                                 RVS VP                       RVS VP
                                    RVS VP        RVS VP         GLOBAL         RVS VP       HI YIELD
PRICE LEVEL                       DIV EQ INC     EMER MKTS        BOND           GRO           BOND
                                --------------------------------------------------------------------------
0.65%                            $         --  $         --   $         --   $         --   $         --
0.90%                             264,999,004    31,607,200     34,407,690     66,227,843     73,431,890
----------------------------------------------------------------------------------------------------------
Total                            $264,999,004  $ 31,607,200   $ 34,407,690   $ 66,227,843   $ 73,431,890
----------------------------------------------------------------------------------------------------------

                                                                                               RVS VP
                                    RVS VP        RVS VP         RVS VP         RVS VP         SHORT
PRICE LEVEL                        INTL OPP     LG CAP EQ        NEW DIM        S&P 500       DURATION
                                --------------------------------------------------------------------------
0.65%                            $         --  $  4,587,666   $         --   $         --   $  1,772,956
0.90%                             218,124,817   506,738,088    122,445,944     58,685,770     44,744,128
----------------------------------------------------------------------------------------------------------
Total                            $218,124,817  $511,325,754   $122,445,944   $ 58,685,770   $ 46,517,084
----------------------------------------------------------------------------------------------------------

                                    RVS VP        RVS VP                                       WANGER
                                    SM CAP       STRATEGY         ROYCE        THIRD AVE        INTL
PRICE LEVEL                           ADV          AGGR         MICRO-CAP         VAL          SM CAP
                                --------------------------------------------------------------------------
0.65%                            $         --  $         --   $         --   $         --   $         --
0.90%                              32,162,290     8,110,707    107,694,778    142,433,203     98,902,228
----------------------------------------------------------------------------------------------------------
Total                            $ 32,162,290  $  8,110,707   $107,694,778   $142,433,203   $ 98,902,228
----------------------------------------------------------------------------------------------------------

                                                                                               WANGER
PRICE LEVEL                                                                                  U.S. SM CO
                                                                                          ----------------
0.65%                                                                                       $         --
0.90%                                                                                        129,586,322
----------------------------------------------------------------------------------------------------------
Total                                                                                       $129,586,322
----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
39  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2005 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for life insurance policies with the highest and lowest expense. The majority of these subaccounts only offer one price level.

                                             AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                            ---------------------------------------------  --------------------------------------------------------
                                            ACCUMULATION                   INVESTMENT
                             UNITS           UNIT VALUE        NET ASSETS    INCOME      EXPENSE RATIO            TOTAL RETURN
                             (000S)      LOWEST TO HIGHEST       (000S)     RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                            ---------------------------------------------  --------------------------------------------------------

AIM VI CAP APPR, SER I
2005                         31,304        $0.73 to $0.73        $22,894     0.07%       0.90% to 0.90%          7.86% to    7.86%
2004                         24,807        $0.68 to $0.68        $16,820        --       0.90% to 0.90%          5.67% to    5.67%
2003                         16,294        $0.64 to $0.64        $10,455        --       0.90% to 0.90%         28.00% to   28.00%
2002                         11,893        $0.50 to $0.50         $5,945        --       0.90% to 0.90%       (25.37%) to  (25.37%)
2001                          6,567        $0.67 to $0.67         $4,380        --       0.90% to 0.90%       (23.86%) to  (23.86%)
-----------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2005                         11,370        $1.19 to $1.19        $13,491        --       0.90% to 0.90%          8.63%  to   8.63%
2004                         11,772        $1.09 to $1.09        $12,859        --       0.90% to 0.90%         14.46%  to  14.46%
2003                          9,204        $0.95 to $0.95         $8,783        --       0.90% to 0.90%         33.80%  to  33.80%
2002                          6,829        $0.71 to $0.71         $4,858        --       0.90% to 0.90%        (21.98%) to (21.98%)
2001                          4,199        $0.91 to $0.91         $3,833        --       0.90% to 0.90%         (9.00%) to  (9.00%)
-----------------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2005                        179,118        $1.58 to $1.58       $283,360     1.44%       0.90% to 0.90%          4.37%  to   4.37%
2004                        208,156        $1.52 to $1.52       $315,508     0.96%       0.90% to 0.90%          7.99%  to   7.99%
2003                        230,404        $1.40 to $1.40       $323,384     1.01%       0.90% to 0.90%         22.81%  to  22.81%
2002                        244,398        $1.14 to $1.14       $278,193     0.32%       0.90% to 0.90%        (16.18%) to (16.18%)
2001                        261,263        $1.36 to $1.36       $355,473     0.05%       0.90% to 0.90%        (23.60%) to (23.60%)
-----------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2005                         37,106        $0.79 to $0.79        $29,378     1.10%       0.90% to 0.90%         12.24%  to  12.24%
2004                         33,765        $0.71 to $0.71        $23,818     0.52%       0.90% to 0.90%         13.89%  to  13.89%
2003                         29,187        $0.62 to $0.62        $18,077     0.67%       0.90% to 0.90%         24.00%  to  24.00%
2002                         21,650        $0.50 to $0.50        $10,872     0.62%       0.90% to 0.90%        (21.88%) to (21.88%)
2001                         10,087        $0.64 to $0.64         $6,419     0.03%       0.90% to 0.90%        (29.67%) to (29.67%)
-----------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2005                         81,803        $1.51 to $1.51       $123,293     0.83%       0.90% to 0.90%          4.09%  to   4.09%
2004                         73,576        $1.45 to $1.45       $106,533     0.96%       0.90% to 0.90%         13.31%  to  13.31%
2003                         65,557        $1.28 to $1.28        $83,773     1.00%       0.90% to 0.90%         28.00%  to  28.00%
2002                         53,830        $1.00 to $1.00        $53,869     0.70%       0.90% to 0.90%        (13.79%) to (13.79%)
2001                         28,326        $1.16 to $1.16        $32,735     0.73%       0.90% to 0.90%         12.62%  to  12.62%
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2005                          8,000        $1.04 to $1.04         $8,291     2.04%       0.90% to 0.90%          4.71%  to   4.71%
2004                          6,330        $0.99 to $0.99         $6,266     2.03%       0.90% to 0.90%          7.29%  to   7.29%
2003                          4,376        $0.92 to $0.92         $4,037     2.39%       0.90% to 0.90%         17.95%  to  17.95%
2002                          2,712        $0.78 to $0.78         $2,116     3.89%       0.90% to 0.90%        (13.33%) to (13.33%)
2001                          1,190        $0.90 to $0.90         $1,066     8.94%       0.90% to 0.90%         (7.22%) to  (7.22%)
-----------------------------------------------------------------------------------------------------------------------------------

CS MID-CAP GRO
2005                          4,219        $0.96 to $0.96         $4,051        --       0.90% to 0.90%          6.02%  to   6.02%
2004                          4,636        $0.91 to $0.91         $4,200        --       0.90% to 0.90%         12.11%  to  12.11%
2003                          3,829        $0.81 to $0.81         $3,093        --       0.90% to 0.90%         42.11%  to  42.11%
2002                          2,256        $0.57 to $0.57         $1,282        --       0.90% to 0.90%        (29.63%) to (29.63%)
2001                          1,795        $0.81 to $0.81         $1,457        --       0.90% to 0.90%        (17.35%) to (17.35%)
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
40  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT





                                             AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                            ---------------------------------------------  --------------------------------------------------------
                                            ACCUMULATION                   INVESTMENT
                             UNITS           UNIT VALUE        NET ASSETS    INCOME      EXPENSE RATIO            TOTAL RETURN
                             (000S)      LOWEST TO HIGHEST       (000S)     RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                            ---------------------------------------------  --------------------------------------------------------

CS SM CAP GRO
2005                         17,235        $1.19 to $1.19        $20,576        --       0.90% to 0.90%         (3.55%) to  (3.55%)
2004                         19,786        $1.24 to $1.24        $24,491        --       0.90% to 0.90%          9.88%  to   9.88%
2003                         20,945        $1.13 to $1.13        $23,595        --       0.90% to 0.90%         46.75%  to  46.75%
2002                         19,146        $0.77 to $0.77        $14,651        --       0.90% to 0.90%        (33.62%) to (33.62%)
2001                         15,952        $1.16 to $1.16        $18,575        --       0.90% to 0.90%        (17.14%) to (17.14%)
-----------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2005                        110,214        $1.01 to $1.01       $111,456     1.40%       0.90% to 0.90%          6.57%  to   6.57%
2004                        110,690        $0.95 to $0.95       $105,038     0.71%       0.90% to 0.90%          4.81%  to   4.81%
2003                         85,401        $0.91 to $0.91        $77,322     0.85%       0.90% to 0.90%         22.97%  to  22.97%
2002                         48,405        $0.74 to $0.74        $35,779     0.78%       0.90% to 0.90%        (17.78%) to (17.78%)
2001                         16,413        $0.90 to $0.90        $14,694     0.33%       0.90% to 0.90%         (9.09%) to  (9.09%)
-----------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2005                        113,270        $2.00 to $2.00       $226,756     1.54%       0.90% to 0.90%         17.15%  to  17.15%
2004                        101,848        $1.71 to $1.71       $174,047        --       0.90% to 0.90%         23.65%  to  23.65%
2003                         77,767        $1.38 to $1.38       $107,473     0.26%       0.90% to 0.90%         36.63%  to  36.63%
2002                         52,717        $1.01 to $1.01        $53,068     0.59%       0.90% to 0.90%        (10.62%) to (10.62%)
2001                         23,651        $1.13 to $1.13        $26,662        --       0.90% to 0.90%         (4.24%) to  (4.24%)
-----------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2005                         44,720        $1.02 to $1.02        $45,740     0.53%       0.90% to 0.90%         17.91%  to  17.91%
2004                         38,347        $0.87 to $0.87        $33,265     0.85%       0.90% to 0.90%         12.46%  to  12.46%
2003                         21,422        $0.77 to $0.77        $16,524     0.59%       0.90% to 0.90%         42.59%  to  42.59%
2002                         12,601        $0.54 to $0.54         $6,848     0.53%       0.90% to 0.90%        (21.74%) to (21.74%)
2001                          6,414        $0.69 to $0.69         $4,415     2.48%       0.90% to 0.90%        (21.59%) to (21.59%)
-----------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK REAL EST, CL 2
2005                         43,698        $2.47 to $2.47       $108,135     1.38%       0.90% to 0.90%         12.46%  to  12.46%
2004                         35,479        $2.20 to $2.20        $78,067     1.84%       0.90% to 0.90%         30.62%  to  30.62%
2003                         25,551        $1.68 to $1.68        $43,044     2.45%       0.90% to 0.90%         34.40%  to  34.40%
2002                         17,027        $1.25 to $1.25        $21,320     2.56%       0.90% to 0.90%          0.81%  to   0.81%
2001                          5,495        $1.24 to $1.24         $6,801     2.84%       0.90% to 0.90%          6.90%  to   6.90%
-----------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2005                         23,268        $1.99 to $1.99        $46,374     0.75%       0.90% to 0.90%          7.80%  to   7.80%
2004                         16,640        $1.85 to $1.85        $30,765     0.17%       0.90% to 0.90%         22.64%  to  22.64%
2003                         11,574        $1.51 to $1.51        $17,450     0.21%       0.90% to 0.90%         31.30%  to  31.30%
2002                          8,488        $1.15 to $1.15         $9,773     0.37%       0.90% to 0.90%        (10.16%) to (10.16%)
2001                          3,004        $1.28 to $1.28         $3,847     0.28%       0.90% to 0.90%         12.28%  to  12.28%
-----------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2005                         57,134        $1.22 to $1.22        $69,698     1.16%       0.90% to 0.90%          9.19%  to   9.19%
2004                         49,330        $1.12 to $1.12        $55,116     1.06%       0.90% to 0.90%         17.47%  to  17.47%
2003                         40,085        $0.95 to $0.95        $38,127     1.69%       0.90% to 0.90%         30.14%  to  30.14%
2002                         26,610        $0.73 to $0.73        $19,316     1.56%       0.90% to 0.90%        (18.89%) to (18.89%)
2001                         12,596        $0.90 to $0.90        $11,328     2.82%       0.90% to 0.90%        (16.67%) to (16.67%)
-----------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ
2005                          8,157        $1.55 to $1.55        $12,681     0.24%       0.90% to 0.90%          5.12%  to   5.12%
2004                          8,325        $1.48 to $1.48        $12,313     0.20%       0.90% to 0.90%         15.28%  to  15.28%
2003                          7,358        $1.28 to $1.28         $9,440     0.27%       0.90% to 0.90%         43.82%  to  43.82%
2002                          5,662        $0.89 to $0.89         $5,020     0.36%       0.90% to 0.90%        (15.24%) to (15.24%)
2001                          2,459        $1.05 to $1.05         $2,588     0.60%       0.90% to 0.90%          2.94%  to   2.94%
-----------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
41  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT




                                             AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                            ---------------------------------------------  --------------------------------------------------------
                                            ACCUMULATION                   INVESTMENT
                             UNITS           UNIT VALUE        NET ASSETS    INCOME      EXPENSE RATIO            TOTAL RETURN
                             (000S)      LOWEST TO HIGHEST       (000S)     RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                            ---------------------------------------------  --------------------------------------------------------

GS VIT STRUCTD U.S. EQ
2005                         75,357        $0.94 to $0.94        $71,196     0.92%       0.90% to 0.90%          5.56%  to   5.56%
2004                         44,939        $0.90 to $0.90        $40,221     1.62%       0.90% to 0.90%         13.91%  to  13.91%
2003                         20,584        $0.79 to $0.79        $16,173     0.88%       0.90% to 0.90%         29.51%  to  29.51%
2002                         14,220        $0.61 to $0.61         $8,707     0.78%       0.90% to 0.90%        (22.78%) to (22.78%)
2001                          6,234        $0.79 to $0.79         $4,932     0.83%       0.90% to 0.90%        (13.19%) to (13.19%)
-----------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL
2005                         69,181        $2.23 to $2.23       $154,330     0.66%       0.90% to 0.90%         11.82%  to  11.82%
2004                         52,199        $2.00 to $2.00       $104,138     0.70%       0.90% to 0.90%         24.76%  to  24.76%
2003                         38,494        $1.60 to $1.60        $61,557     1.05%       0.90% to 0.90%         26.98%  to  26.98%
2002                         27,025        $1.26 to $1.26        $33,965     1.50%       0.90% to 0.90%         (5.26%) to  (5.26%)
2001                          9,095        $1.33 to $1.33        $12,096     2.49%       0.90% to 0.90%         10.83%  to  10.83%
-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2005                         20,674        $0.42 to $0.42         $8,647        --       0.90% to 0.90%         10.55%  to  10.55%
2004                         20,793        $0.38 to $0.38         $7,866        --       0.90% to 0.90%         (0.34%) to  (0.34%)
2003                         20,019        $0.38 to $0.38         $7,599        --       0.90% to 0.90%         46.15%  to  46.15%
2002                         17,740        $0.26 to $0.26         $4,639        --       0.90% to 0.90%        (42.22%) to (42.22%)
2001                         12,969        $0.45 to $0.45         $5,794     0.66%       0.90% to 0.90%        (37.50%) to (37.50%)
-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL GRO, SERV
2005                         48,928        $0.96 to $0.96        $46,821     1.12%       0.90% to 0.90%         30.76%  to  30.76%
2004                         41,781        $0.73 to $0.73        $30,575     0.86%       0.90% to 0.90%         17.62%  to  17.62%
2003                         42,310        $0.62 to $0.62        $26,324     0.99%       0.90% to 0.90%         31.91%  to  31.91%
2002                         41,200        $0.47 to $0.47        $19,226     0.72%       0.90% to 0.90%        (25.40%) to (25.40%)
2001                         24,849        $0.63 to $0.63        $15,760     0.78%       0.90% to 0.90%        (25.00%) to (25.00%)
-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN MID CAP GRO, SERV
2005                         20,737        $0.57 to $0.57        $11,767        --       0.90% to 0.90%         11.03%  to  11.03%
2004                         22,149        $0.51 to $0.51        $11,320        --       0.90% to 0.90%         19.40%  to  19.40%
2003                         24,625        $0.43 to $0.43        $10,541        --       0.90% to 0.90%         34.38%  to  34.38%
2002                         23,673        $0.32 to $0.32         $7,587        --       0.90% to 0.90%        (28.89%) to (28.89%)
2001                         17,310        $0.45 to $0.45         $7,787        --       0.90% to 0.90%        (40.00%) to (40.00%)
-----------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ
2005                         45,317        $1.02 to $1.02        $46,195     1.01%       0.90% to 0.90%          9.66%  to   9.66%
2004                         33,680        $0.93 to $0.93        $31,309     0.54%       0.90% to 0.90%         13.95%  to  13.95%
2003                         23,615        $0.82 to $0.82        $19,265     0.36%       0.90% to 0.90%         28.13%  to  28.13%
2002                          9,601        $0.64 to $0.64         $6,149     0.09%       0.90% to 0.90%        (11.11%) to (11.11%)
2001                          4,159        $0.72 to $0.72         $3,011     0.01%       0.90% to 0.90%        (25.00%) to (25.00%)
-----------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2005                         53,003        $0.67 to $0.67        $35,399     0.14%       0.90% to 0.90%          3.30%  to   3.30%
2004                         47,014        $0.65 to $0.65        $30,398        --       0.90% to 0.90%          8.01%  to   8.01%
2003                         40,588        $0.60 to $0.60        $24,297        --       0.90% to 0.90%         22.45%  to  22.45%
2002                         29,771        $0.49 to $0.49        $14,668        --       0.90% to 0.90%        (28.99%) to (28.99%)
2001                         16,764        $0.69 to $0.69        $11,529     0.04%       0.90% to 0.90%        (25.00%) to (25.00%)
-----------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2005                         30,258        $0.89 to $0.89        $26,886        --       0.90% to 0.90%          4.09%  to   4.09%
2004                         33,509        $0.85 to $0.85        $28,605        --       0.90% to 0.90%          5.26%  to   5.26%
2003                         32,962        $0.81 to $0.81        $26,732        --       0.90% to 0.90%         32.79%  to  32.79%
2002                         27,079        $0.61 to $0.61        $16,607        --       0.90% to 0.90%        (32.97%) to (32.97%)
2001                         13,315        $0.91 to $0.91        $12,083        --       0.90% to 0.90%         (6.19%) to  (6.19%)
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
42  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT




                                             AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                            ---------------------------------------------  --------------------------------------------------------
                                            ACCUMULATION                   INVESTMENT
                             UNITS           UNIT VALUE        NET ASSETS    INCOME      EXPENSE RATIO            TOTAL RETURN
                             (000S)      LOWEST TO HIGHEST       (000S)     RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                            ---------------------------------------------  --------------------------------------------------------

PUT VT HI YIELD, CL IB
2005                         14,203        $1.28 to $1.28        $18,174     8.12%       0.90% to 0.90%          2.17%  to   2.17%
2004                         14,352        $1.25 to $1.25        $17,975     7.94%       0.90% to 0.90%          9.55%  to   9.55%
2003                         12,550        $1.14 to $1.14        $14,347     8.74%       0.90% to 0.90%         25.27%  to  25.27%
2002                          8,008        $0.91 to $0.91         $7,300    10.20%       0.90% to 0.90%         (2.15%) to  (2.15%)
2001                          4,713        $0.93 to $0.93         $4,367    11.98%       0.90% to 0.90%          3.33%  to   3.33%
-----------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP, CL IB
2005                         20,916        $0.76 to $0.76        $15,848     0.63%       0.90% to 0.90%         17.31%  to  17.31%
2004                         20,093        $0.65 to $0.65        $12,977     0.97%       0.90% to 0.90%         12.33%  to  12.33%
2003                         19,531        $0.58 to $0.58        $11,231     0.29%       0.90% to 0.90%         31.82%  to  31.82%
2002                         17,014        $0.44 to $0.44         $7,411     0.60%       0.90% to 0.90%        (13.73%) to (13.73%)
2001                         12,062        $0.51 to $0.51         $6,138        --       0.90% to 0.90%        (29.17%) to (29.17%)
-----------------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2005                        149,196        $1.37 to $1.37       $203,807     0.37%       0.90% to 0.90%          9.34%  to   9.34%
2004                        175,130        $1.25 to $1.25       $218,800        --       0.90% to 0.90%          9.58%  to   9.58%
2003                        199,866        $1.14 to $1.14       $227,873        --       0.90% to 0.90%         31.03%  to  31.03%
2002                        216,999        $0.87 to $0.87       $188,119        --       0.90% to 0.90%        (30.40%) to (30.40%)
2001                        229,366        $1.25 to $1.25       $287,830        --       0.90% to 0.90%        (30.94%) to (30.94%)
-----------------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2005                         18,854        $0.71 to $0.71        $13,337        --       0.90% to 0.90%         11.15%  to  11.15%
2004                         20,265        $0.64 to $0.64        $12,898        --       0.90% to 0.90%         17.54%  to  17.54%
2003                         21,383        $0.54 to $0.54        $11,578        --       0.90% to 0.90%         31.71%  to  31.71%
2002                         19,518        $0.41 to $0.41         $8,008        --       0.90% to 0.90%        (31.67%) to (31.67%)
2001                         14,087        $0.60 to $0.60         $8,403        --       0.90% to 0.90%        (34.07%) to (34.07%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP BAL
2005                        340,778        $1.12 to $0.98       $334,939     2.58%       0.65% to 0.90%          3.25%  to   2.99%
2004                        382,279        $1.08 to $0.95       $364,765     2.02%       0.65% to 0.90%          8.14%(4) to 8.62%
2003                          9,053        $0.87 to $0.87         $7,915     2.29%       0.90% to 0.90%         19.18%  to  19.18%
2002                          5,364        $0.73 to $0.73         $3,935     2.69%       0.90% to 0.90%        (14.12%) to (14.12%)
2001                          3,221        $0.85 to $0.85         $2,738     2.63%       0.90% to 0.90%        (11.46%) to (11.46%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2005                         72,076        $1.02 to $1.07        $77,390     2.56%       0.65% to 0.90%          1.94%  to   1.69%
2004                         79,776        $1.00 to $1.06        $84,209     0.86%       0.65% to 0.90%          0.19%(4) to (0.17%)
2003                         30,104        $1.06 to $1.06        $31,859     0.51%       0.90% to 0.90%          0.00%  to   0.00%
2002                         30,036        $1.06 to $1.06        $31,911     1.14%       0.90% to 0.90%          0.00%  to   0.00%
2001                         21,573        $1.06 to $1.06        $22,864     3.13%       0.90% to 0.90%          2.91%  to   2.91%
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2005                        111,699        $1.05 to $1.30       $144,634     3.71%       0.65% to 0.90%          1.46%  to   1.21%
2004                         97,307        $1.03 to $1.28       $124,277     3.90%       0.65% to 0.90%          3.29%(4) to 3.56%
2003                         30,825        $1.24 to $1.24        $38,240     3.56%       0.90% to 0.90%          3.33%  to   3.33%
2002                         25,601        $1.20 to $1.20        $30,671     5.11%       0.90% to 0.90%          4.35%  to   4.35%
2001                         11,758        $1.15 to $1.15        $13,468     6.31%       0.90% to 0.90%          7.48%  to   7.48%
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2005                        179,394        $1.48 to $1.48       $264,999     1.61%       0.90% to 0.90%         12.49%  to  12.49%
2004                        112,731        $1.31 to $1.31       $148,035     1.64%       0.90% to 0.90%         17.15%  to  17.15%
2003                         52,001        $1.12 to $1.12        $58,292     1.61%       0.90% to 0.90%         40.00%  to  40.00%
2002                         33,573        $0.80 to $0.80        $26,902     1.63%       0.90% to 0.90%        (20.00%) to (20.00%)
2001                         14,695        $1.00 to $1.00        $14,674     1.41%       0.90% to 0.90%          1.01%  to   1.01%
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
43  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT




                                             AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                            ---------------------------------------------  --------------------------------------------------------
                                            ACCUMULATION                   INVESTMENT
                             UNITS           UNIT VALUE        NET ASSETS    INCOME      EXPENSE RATIO            TOTAL RETURN
                             (000S)      LOWEST TO HIGHEST       (000S)     RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                            ---------------------------------------------  --------------------------------------------------------

RVS VP EMER MKTS
2005                         19,620        $1.61 to $1.61        $31,607     0.19%       0.90% to 0.90%         32.60%  to  32.60%
2004                          8,666        $1.21 to $1.21        $10,529     3.35%       0.90% to 0.90%         23.03%  to  23.03%
2003                          3,110        $0.99 to $0.99         $3,071     1.88%       0.90% to 0.90%         39.44%  to  39.44%
2002                          1,680        $0.71 to $0.71         $1,193        --       0.90% to 0.90%         (6.58%) to  (6.58%)
2001                            370        $0.76 to $0.76           $280     0.02%       0.90% to 0.90%         (2.56%) to  (2.56%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2005                         24,417        $1.41 to $1.41        $34,408     3.82%       0.90% to 0.90%         (5.84%) to  (5.84%)
2004                         15,432        $1.50 to $1.50        $23,096     4.10%       0.90% to 0.90%          9.04%  to   9.04%
2003                         10,179        $1.37 to $1.37        $13,972     7.40%       0.90% to 0.90%         11.38%  to  11.38%
2002                          5,217        $1.23 to $1.23         $6,393     4.82%       0.90% to 0.90%         13.89%  to  13.89%
2001                          1,541        $1.08 to $1.08         $1,657     4.25%       0.90% to 0.90%          0.93%  to   0.93%
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP GRO
2005                        123,244        $0.54 to $0.54        $66,228     0.40%       0.90% to 0.90%          7.64%  to   7.64%
2004                         63,795        $0.50 to $0.50        $31,848     0.33%       0.90% to 0.90%          7.46%  to   7.46%
2003                         56,630        $0.46 to $0.46        $26,309     0.21%       0.90% to 0.90%         17.95%  to  17.95%
2002                         29,573        $0.39 to $0.39        $11,415     0.09%       0.90% to 0.90%        (26.42%) to (26.42%)
2001                         18,390        $0.53 to $0.53         $9,693        --       0.90% to 0.90%        (31.17%) to (31.17%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2005                         58,225        $1.26 to $1.26        $73,432     6.44%       0.90% to 0.90%          3.09%  to   3.09%
2004                         47,910        $1.22 to $1.22        $58,611     6.97%       0.90% to 0.90%         10.40%  to  10.40%
2003                         35,448        $1.11 to $1.11        $39,284     7.56%       0.90% to 0.90%         24.72%  to  24.72%
2002                         17,181        $0.89 to $0.89        $15,347     7.65%       0.90% to 0.90%         (7.29%) to  (7.29%)
2001                          7,416        $0.96 to $0.96         $7,150    10.78%       0.90% to 0.90%          3.23%  to   3.23%
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP INTL OPP
2005                        265,962        $0.82 to $0.82       $218,125     1.40%       0.90% to 0.90%         12.85%  to  12.85%
2004                        279,405        $0.73 to $0.73       $203,066     1.13%       0.90% to 0.90%         16.36%  to  16.36%
2003                          4,591        $0.62 to $0.62         $2,868     0.94%       0.90% to 0.90%         26.53%  to  26.53%
2002                          2,713        $0.49 to $0.49         $1,335     1.03%       0.90% to 0.90%        (19.67%) to (19.67%)
2001                          1,636        $0.61 to $0.61           $993     1.29%       0.90% to 0.90%        (29.07%) to (29.07%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2005                        676,240        $1.12 to $0.75       $511,326     1.11%       0.65% to 0.90%          5.49%  to 5.23%
2004                        782,402        $1.06 to $0.72       $562,234     1.04%       0.65% to 0.90%          6.25%(4) to 4.94%
2003                          8,140        $0.68 to $0.68         $5,558     0.63%       0.90% to 0.90%         28.30%  to  28.30%
2002                          2,365        $0.53 to $0.53         $1,261     0.56%       0.90% to 0.90%        (23.19%) to (23.19%)
2001                            904        $0.69 to $0.69           $624     0.41%       0.90% to 0.90%        (18.82%) to (18.82%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP NEW DIM
2005                        145,585        $0.84 to $0.84       $122,446     0.59%       0.90% to 0.90%          0.40%  to   0.40%
2004                        182,073        $0.84 to $0.84       $152,530     1.05%       0.90% to 0.90%          2.35%  to   2.35%
2003                        172,471        $0.82 to $0.82       $141,167     0.68%       0.90% to 0.90%         24.24%  to  24.24%
2002                        134,661        $0.66 to $0.66        $89,327     0.52%       0.90% to 0.90%        (23.26%) to (23.26%)
2001                         82,787        $0.86 to $0.86        $70,947     0.26%       0.90% to 0.90%        (17.31%) to (17.31%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2005                         67,699        $0.87 to $0.87        $58,686     1.40%       0.90% to 0.90%          3.47%  to   3.47%
2004                         59,186        $0.84 to $0.84        $49,584     1.51%       0.90% to 0.90%          9.28%  to   9.28%
2003                         42,898        $0.77 to $0.77        $32,887     1.21%       0.90% to 0.90%         28.33%  to  28.33%
2002                         27,757        $0.60 to $0.60        $16,779     1.01%       0.90% to 0.90%        (24.05%) to (24.05%)
2001                         11,971        $0.79 to $0.79         $9,411     1.03%       0.90% to 0.90%        (13.19%) to (13.19%)
-----------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
44  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT




                                             AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                            ---------------------------------------------  --------------------------------------------------------
                                            ACCUMULATION                   INVESTMENT
                             UNITS           UNIT VALUE        NET ASSETS    INCOME      EXPENSE RATIO            TOTAL RETURN
                             (000S)      LOWEST TO HIGHEST       (000S)     RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                            ---------------------------------------------  --------------------------------------------------------

RVS VP SHORT DURATION
2005                         39,025        $1.01 to $1.20        $46,517     2.90%       0.65% to 0.90%          0.92%  to   0.67%
2004                         40,584        $1.00 to $1.19        $47,974     2.44%       0.65% to 0.90%          0.49%(4) to 0.05%)
2003                         21,369        $1.19 to $1.19        $25,493     2.29%       0.90% to 0.90%          0.00%  to   0.00%
2002                         15,724        $1.19 to $1.19        $18,645     2.89%       0.90% to 0.90%          5.31%  to   5.31%
2001                          4,257        $1.13 to $1.13         $4,813     4.42%       0.90% to 0.90%          5.61%  to   5.61%
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2005                         23,710        $1.36 to $1.36        $32,162        --       0.90% to 0.90%          3.89%  to   3.89%
2004                         22,286        $1.31 to $1.31        $29,099        --       0.90% to 0.90%         17.48%  to  17.48%
2003                         15,293        $1.11 to $1.11        $16,996        --       0.90% to 0.90%         46.05%  to  46.05%
2002                          8,489        $0.76 to $0.76         $6,438        --       0.90% to 0.90%        (17.39%) to (17.39%)
2001                          4,264        $0.92 to $0.92         $3,935        --       0.90% to 0.90%         (8.00%) to  (8.00%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP STRATEGY AGGR
2005                         13,931        $0.58 to $0.58         $8,111     0.09%       0.90% to 0.90%          8.20%  to   8.20%
2004                         15,689        $0.54 to $0.54         $8,442        --       0.90% to 0.90%          8.42%  to   8.42%
2003                         15,708        $0.50 to $0.50         $7,796        --       0.90% to 0.90%         28.21%  to  28.21%
2002                         13,007        $0.39 to $0.39         $5,057        --       0.90% to 0.90%        (32.76%) to (32.76%)
2001                          9,945        $0.58 to $0.58         $5,733     0.23%       0.90% to 0.90%        (33.33%) to (33.33%)
-----------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP
2005                         45,852        $2.35 to $2.35       $107,695     0.55%       0.90% to 0.90%         10.61%  to  10.61%
2004                         48,764        $2.12 to $2.12       $103,546        --       0.90% to 0.90%         12.83%  to  12.83%
2003                         40,575        $1.88 to $1.88        $76,363        --       0.90% to 0.90%         48.03%  to  48.03%
2002                         30,316        $1.27 to $1.27        $38,595        --       0.90% to 0.90%        (13.61%) to (13.61%)
2001                          9,733        $1.47 to $1.47        $14,351        --       0.90% to 0.90%         27.83%  to  27.83%
-----------------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2005                         59,381        $2.40 to $2.40       $142,433     1.33%       0.90% to 0.90%         13.60%  to  13.60%
2004                         55,869        $2.11 to $2.11       $117,961     0.55%       0.90% to 0.90%         18.82%  to  18.82%
2003                         49,539        $1.78 to $1.78        $88,028     0.20%       0.90% to 0.90%         41.27%  to  41.27%
2002                         39,900        $1.26 to $1.26        $50,193     0.22%       0.90% to 0.90%        (11.27%) to (11.27%)
2001                         19,731        $1.42 to $1.42        $28,054     0.14%       0.90% to 0.90%         12.70%  to  12.70%
-----------------------------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2005                         87,137        $1.14 to $1.14        $98,902     0.90%       0.90% to 0.90%         20.44%  to  20.44%
2004                         60,059        $0.94 to $0.94        $56,600     0.57%       0.90% to 0.90%         29.10%  to  29.10%
2003                         35,694        $0.73 to $0.73        $26,055     0.26%       0.90% to 0.90%         48.98%  to  48.98%
2002                         21,097        $0.49 to $0.49        $10,437        --       0.90% to 0.90%        (15.52%) to (15.52%)
2001                          8,157        $0.58 to $0.58         $4,725        --       0.90% to 0.90%        (21.62%) to (21.62%)
-----------------------------------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2005                         73,417        $1.77 to $1.77       $129,586        --       0.90% to 0.90%         10.26%  to  10.26%
2004                         56,162        $1.60 to $1.60        $89,904        --       0.90% to 0.90%         17.27%  to  17.27%
2003                         38,763        $1.37 to $1.37        $52,913        --       0.90% to 0.90%         42.71%  to  42.71%
2002                         23,134        $0.96 to $0.96        $22,248        --       0.90% to 0.90%        (17.95%) to (17.95%)
2001                          8,497        $1.17 to $1.17         $9,912     0.03%       0.90% to 0.90%         10.38%  to  10.38%
-----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

(4) Operations commenced on July 9, 2004.

--------------------------------------------------------------------------------
45  RIVERSOURCE(SM) VARIABLE SECOND-TO-DIE LIFE INSURANCE -- 2005 ANNUAL REPORT

IDS Life Insurance Company
------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Balance Sheets of IDS Life Insurance Company (a wholly-owned subsidiary of Ameriprise Financial, Inc.) as of December 31, 2005 and 2004, and the related Consolidated Statements of Income, Stockholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of IDS Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Consolidated Financial Statements, in 2004 IDS Life Insurance Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (revised December 2003), "Consolidation of Variable Interest Entities."


                                             /s/ Ernst & Young LLP
                                             ---------------------------------
                                                 Ernst & Young LLP


Minneapolis, Minnesota
February 27, 2006

IDS Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                      2005          2004
ASSETS

Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $27,817,021; 2004, $27,400,640)     $27,753,174   $28,131,195
   Preferred and common stocks, at fair value (cost: 2005, $13; 2004, $30,019)                         21        31,256
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005, $41,347;
 2004, $45,347)                                                                                 2,842,362     2,923,542
Policy loans                                                                                      605,212       588,574
Trading securities and other investments                                                          547,668       802,096
---------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                        31,748,437    32,476,663

Cash and cash equivalents                                                                         233,589       131,427
Restricted cash                                                                                        --       535,821
Reinsurance recoverables                                                                          982,521       876,408
Amounts due from brokers                                                                            4,166         7,109
Other accounts receivable                                                                          62,930        52,527
Accrued investment income                                                                         328,567       351,522
Deferred policy acquisition costs                                                               4,035,879     3,637,956
Deferred sales inducement costs                                                                   370,166       302,997
Other assets                                                                                      220,371       186,003
Separate account assets                                                                        37,929,960    32,454,032
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                            $75,916,586   $71,012,465
===========================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
   Fixed annuities                                                                            $26,126,068   $26,978,596
   Variable annuity guarantees                                                                     29,550        32,955
   Universal life insurance                                                                     3,711,628     3,689,639
   Traditional life insurance                                                                     298,479       271,516
   Disability income and long-term care insurance                                               2,145,969     1,942,656
Policy claims and other policyholders' funds                                                       90,233        69,884
Amounts due to brokers                                                                             31,772       162,609
Deferred income taxes, net                                                                          9,099       141,202
Other liabilities                                                                                 381,938       363,821
Separate account liabilities                                                                   37,929,960    32,454,032
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                        70,754,696    66,106,910
---------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $30 par value; 100,000 shares authorized, issued and outstanding                  3,000         3,000
   Additional paid-in capital                                                                   2,020,388     1,370,388
   Retained earnings                                                                            3,269,206     3,190,474
   Accumulated other comprehensive (loss) income, net of tax:
      Net unrealized securities (losses) gains                                                    (90,632)      370,615
      Net unrealized derivative losses                                                            (40,072)      (28,922)
---------------------------------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive (loss) income                                           (130,704)      341,693
---------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                5,161,890     4,905,555
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                    $75,916,586   $71,012,465
===========================================================================================================================

See Notes to Consolidated Financial Statements.

IDS Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                                          2005           2004           2003
REVENUES

Premiums:
   Traditional life insurance                                             $   74,751     $   68,335     $   64,890
   Disability income and long-term care insurance                            295,084        283,608        284,111
----------------------------------------------------------------------------------------------------------------------
      Total premiums                                                         369,835        351,943        349,001
Net investment income                                                      1,791,324      1,777,446      1,705,185
Contractholder and policyholder charges                                      577,159        554,344        530,190
Mortality and expense risk and other fees                                    488,633        430,320        390,516
Net realized gain on investments                                              48,296         27,292          4,445
----------------------------------------------------------------------------------------------------------------------
      Total revenues                                                       3,275,247      3,141,345      2,979,337
----------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                                 41,550         36,843         38,870
   Investment contracts and universal life-type insurance                    232,816        227,664        209,065
   Disability income and long-term care insurance                             75,864         67,261         57,339
Increase (decrease) in liabilities for future policy benefits:
   Traditional life insurance                                                  4,638          1,381         (2,401)
   Disability income and long-term care insurance                            141,286        123,289        142,532
Interest credited to account values                                        1,110,425      1,127,875      1,242,020
Amortization of deferred policy acquisition costs                            315,882        260,778        264,308
Separation costs                                                             121,264             --             --
Other insurance and operating expenses                                       591,133        503,872        453,065
----------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                             2,634,858      2,348,963      2,404,798
----------------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                     640,389        792,382        574,539
Income tax provision                                                         181,657        226,177         66,945
----------------------------------------------------------------------------------------------------------------------
Income before accounting change                                              458,732        566,205        507,594
Cumulative effect of accounting change, net of tax                                --        (70,568)        44,463
----------------------------------------------------------------------------------------------------------------------
Net income                                                                $  458,732     $  495,637     $  552,057
======================================================================================================================

See Notes to Consolidated Financial Statements.

IDS Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                          2005           2004           2003
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                                $  458,732     $  495,637   $    552,057
Adjustments to reconcile net income to net cash provided by (used in)
 operating activities:
   Cumulative effect of accounting change, net of tax                             --         70,568        (44,463)
   Amortization of deferred policy acquisition costs                         315,882        260,778        264,308
   Amortization of deferred sales inducement costs                            40,332         33,825         23,968
   Capitalization of deferred policy acquisition costs                      (632,743)      (533,842)      (516,928)
   Capitalization of deferred sales inducement costs                         (94,319)       (70,860)       (71,839)
   Amortization of premium, net                                               83,152         92,617        160,862
   Deferred income taxes                                                     122,264         70,574        (30,714)
   Policyholder and contractholder charges, non-cash                        (231,503)      (231,611)      (234,098)
   Net realized gain on investments                                          (48,296)       (27,292)        (4,445)
   Net realized gain on trading securities and equity method investments
    in hedge funds                                                           (24,037)       (37,460)       (30,400)
Change in operating assets and liabilities:
   Trading securities and equity method investments in hedge funds, net      246,828          6,788       (358,200)
   Future policy benefits for traditional life, disability income and
    long-term care insurance                                                 230,276        235,327        265,233
   Policy claims and other policyholders' funds                               20,349          1,973        (17,489)
   Policy loans, excluding universal life-type insurance:
      Repayment                                                               35,996         37,592         43,596
      Issuance                                                               (38,688)       (39,230)       (34,490)
   Reinsurance recoverables                                                 (106,113)      (121,894)      (121,004)
   Other accounts receivable                                                 (10,403)        15,895        (12,177)
   Accrued investment income                                                  22,955          3,852        (64,359)
   Other assets and liabilities, net                                          38,782        (12,765)      (130,066)
----------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                    429,446        250,472       (360,648)
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                   3,124,154      1,603,285     12,232,235
   Maturities, sinking fund payments and calls                             2,241,829      1,931,070      4,152,088
   Purchases                                                              (5,780,183)    (4,392,522)   (20,527,995)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls                        652,831        690,333        621,163
   Purchases                                                                (542,610)      (402,235)      (438,336)
   Change in amounts due to and from brokers, net                           (127,894)       (71,415)    (3,261,601)
Change in restricted cash                                                    535,821        298,627             --
----------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                    103,948       (342,857)    (7,222,446)
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                 1,532,282      2,350,426      4,267,115
   Interest credited to account values                                     1,110,425      1,127,875      1,242,020
   Surrenders and other benefits                                          (3,329,993)    (2,715,847)    (2,235,889)
Universal life-type insurance policy loans:
   Repayment                                                                  89,322         84,281         85,760
   Issuance                                                                 (103,268)       (93,217)       (81,740)
Capital contribution from Ameriprise Financial, Inc.                         650,000             --        282,061
Cash dividend to Ameriprise Financial, Inc.                                 (380,000)      (930,000)            --
----------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                   (431,232)      (176,482)     3,559,327
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                         102,162       (268,867)    (4,023,767)
Cash and cash equivalents at beginning of year                               131,427        400,294      4,424,061
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                  $  233,589     $  131,427   $    400,294
======================================================================================================================

Supplemental disclosures:
   Income taxes paid                                                      $   95,794     $  196,397   $    103,034
   Interest paid on borrowings                                            $      364     $      411   $      2,926
   Non-cash ownership transfer of net assets of American Express
    Corporation to Ameriprise Financial, Inc. in 2003                     $       --     $       --   $    282,061

See Notes to Consolidated Financial Statements.

IDS Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                        ADDITIONAL                ACCUMULATED OTHER
                                                                              CAPITAL    PAID-IN       RETAINED     COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)        TOTAL           STOCK     CAPITAL       EARNINGS     INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002                               $4,944,251        $3,000   $1,088,327     $3,354,841       $ 498,083
Comprehensive income:
   Net income                                                  552,057            --           --        552,057              --
   Change in unrealized holding losses on securities, net      (90,695)           --           --             --         (90,695)
   Change in unrealized derivative losses, net                  (7,777)           --           --             --          (7,777)
                                                          ---------------
   Total comprehensive income                                  453,585            --           --             --              --
Capital contribution                                           282,061            --      282,061             --              --
Non-cash dividend of American Express Corporation
   to Ameriprise Financial, Inc.                              (282,061)           --           --       (282,061)             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003                                5,397,836         3,000    1,370,388      3,624,837         399,611
Comprehensive income:
   Net income                                                  495,637            --           --        495,637              --
   Change in unrealized holding losses on securities, net      (34,841)           --           --             --         (34,841)
   Change in unrealized derivative losses, net                 (23,077)           --           --             --         (23,077)
                                                          ---------------
   Total comprehensive income                                  437,719            --           --             --              --
Cash dividends to Ameriprise Financial, Inc.                  (930,000)           --           --       (930,000)             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004                                4,905,555         3,000    1,370,388      3,190,474         341,693
Comprehensive loss:
   Net income                                                  458,732            --           --        458,732              --
   Change in unrealized holding losses on securities, net     (461,247)           --           --             --        (461,247)
   Change in unrealized derivative losses, net                 (11,150)           --           --             --         (11,150)
                                                          ---------------
   Total comprehensive loss                                    (13,665)           --           --             --              --
Capital contribution from Ameriprise Financial, Inc.           650,000            --      650,000             --              --
Cash dividend to Ameriprise Financial, Inc.                   (380,000)           --           --       (380,000)             --
-----------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                               $5,161,890        $3,000   $2,020,388     $3,269,206       $(130,704)
===================================================================================================================================

See Notes to Consolidated Financial Statements.

IDS Life Insurance Company
------------------------------------------------------------------------------

 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

IDS Life Insurance Company is a stock life insurance company with four wholly-owned operating subsidiaries: IDS Life Insurance Company of New York, American Partners Life Insurance Company, American Enterprise Life Insurance Company and American Centurion Life Assurance Company. IDS Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

* IDS Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. IDS Life Insurance Company issues insurance and annuity products.

* American Enterprise Life Insurance Company (American Enterprise Life) is a stock life insurance company domiciled in Indiana, which holds Certificates of Authority in the District of Columbia and all states except New York. American Enterprise Life issues fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers. (In past years, American Enterprise Life issued a nominal number of variable universal life contracts.)

* American Partners Life Insurance Company (American Partners Life) is a stock life insurance company domiciled in Arizona, which holds Certificates of Authority in the District of Columbia and all states except New York and New Hampshire. American Partners Life markets annuity products directly to customers, generally persons holding an American Express(R) Card.

* IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York issues insurance and annuity products.

* American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, Alabama and Delaware. American Centurion Life issues fixed and variable annuity contracts primarily through financial institutions and independent broker-dealers. American Centurion Life also markets annuity products directly, generally to persons holding an American Express(R) Card.

IDS Life Insurance Company also owns IDS REO 1, LLC, IDS REO 2, LLC and American Enterprise REO 1, LLC which hold real estate investments. IDS Life Insurance Company and its seven subsidiaries are referred to collectively as "IDS Life".

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life are significant to IDS Life. IDS Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs.

IDS Life's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. IDS Life also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity and the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity. Life insurance products currently offered by IDS Life include universal life (fixed and variable, single life and joint life), single premium life, whole life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life also markets disability income (DI) insurance. Although IDS Life discontinued issuance of long-term care (LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life began outsourcing claims administration.

IDS Life Insurance Company
------------------------------------------------------------------------------

Under IDS Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of IDS Life Insurance Company, its wholly-owned subsidiaries and certain variable interest entities (VIEs). All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 7. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

IDS Life consolidates all non-variable interest entities in which it holds a greater than 50% voting interest, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which IDS Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which IDS Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where IDS Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

IDS Life also consolidates all VIEs for which it is considered to be the primary beneficiary pursuant to Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46). The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary, which means that it will absorb a majority of the VIEs expected losses, receive a majority of the VIEs expected residual return, or both. IDS Life liquidated its interest in all consolidated VIEs during 2004 and 2005 resulting in no consolidated VIEs as of December 31, 2005.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standard (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing a majority of its rated collateralized debt obligations
(CDOs), as described in Note 2. IDS Life sold all of its retained interest in this securitization trust in 2005.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.

IDS Life Insurance Company
------------------------------------------------------------------------------

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments are hedge fund investments, separate account seed money, syndicated loans and real estate. Separate account seed money is carried at fair market value with changes in value recognized in the Consolidated Statements of Income within net investment income. The carrying value of equity method investments in hedge funds reflects IDS Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment, and approximate fair value. Syndicated loans reflect amortized cost less allowance for losses. Real estate investments reflect properties acquired in satisfaction of debt and are carried at the lower of cost or the property's net realizable value.

CASH AND CASH EQUIVALENTS

IDS Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH

As a result of the adoption of FIN 46 in 2003, IDS Life consolidated restricted cash held by secured loan trusts (SLTs) where such cash cannot be utilized for operations. The SLTs were liquidated in 2004 and 2005.

REINSURANCE

IDS Life reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products. IDS Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies, IDS Life retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life also retains all accidental death benefit and waiver of premium risk.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.

IDS Life Insurance Company
------------------------------------------------------------------------------

Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are classified on the Consolidated Balance Sheets at fair value within other assets or liabilities. The fair value of IDS Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are recorded in accumulated other comprehensive income
(loss) and reclassified into earnings when the hedged item or transactions impact earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge is no longer designated or is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized into earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time that IDS Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, IDS Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. IDS Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, IDS Life will discontinue the application of hedge accounting. See Note 10 for information regarding the cash flow hedges used by IDS Life.

IDS Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS
133). For derivative financial instruments that do not qualify for hedge accounting, or are not designated under SFAS 133 as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income. See the "Derivatives Not Designated as Hedges" section of Note 10 which describes the types of economic hedges used by IDS Life.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets. Prior to the fourth quarter of 2003, these fees included investment advisory fees as IDS Life served as the investment manager for affiliate variable portfolio mutual funds. In the fourth quarter of 2003, Ameriprise Financial replaced IDS Life as the investment manager and assumed these duties for the mutual funds and retained IDS Life to provide underlying sponsor and related services. At that time, IDS Life began receiving internal allocation fees from Ameriprise Financial as compensation for providing these

IDS Life Insurance Company
------------------------------------------------------------------------------

non-investment advisory services. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, IDS Life now receives internal allocation payments as compensation from RiverSource Investments, LLC for providing these non-investment advisory services.

IDS Life provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums.

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life offers contracts containing guaranteed minimum withdrawal benefit
(GMWB), guaranteed minimum income benefit (GMIB) and guaranteed minimum accumulation benefit (GMAB) provisions.

Effective January 1, 2004, liabilities for GMDB, GGU and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 5 for more information about these guaranteed benefits.

GMWB and GMAB provisions are considered embedded derivatives under SFAS 133 and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Consolidated Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Consolidated Statements of Income.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Accounting for equity indexed deferred annuities issued before 1999 differs from those issued in 1999 and later due to the treatment of embedded equity options within the contracts. Embedded equity options are considered embedded derivatives under SFAS 133. However, SFAS 133 allowed companies to elect whether to separately account for embedded derivatives which are part of contracts issued prior to January 1, 1999. IDS Life elected not to separately account for embedded derivatives related to contracts issued prior to January 1, 1999.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-Term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

IDS Life Insurance Company
------------------------------------------------------------------------------

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, credited interest, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 5.3% at December 31, 2005 grading up to 9.4% over 40 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.

REVENUES AND EXPENSES

IDS Life's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans, mark-to-market of trading securities and hedges on equity indexed annuities and GMWB, and allocated income from equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life's separate account assets. IDS Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life that it considered to be a reasonable reflection of separation costs benefiting IDS Life. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.

IDS Life Insurance Company
------------------------------------------------------------------------------

Income Taxes

IDS Life's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life will file a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life provides for income taxes based on the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life's consolidated results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life is currently evaluating the impact of SOP 05-1 on IDS Life's consolidated results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life does not anticipate SFAS 154 will materially impact its Consolidated Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life's consolidated results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $70.6 million ($108.6 million pretax). The cumulative effect of accounting change consisted of: (i) $42.9 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($32.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($10.1 million) and (ii) $65.7 million pretax from establishing

IDS Life Insurance Company
------------------------------------------------------------------------------

additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26.3 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FIN 46, which addresses consolidation by business enterprises of VIEs and was subsequently revised in December 2003. The VIEs primarily impacted by FIN 46, which IDS Life consolidated as of December 31, 2003, relate to three SLTs, which were managed by an affiliate and partially owned by IDS Life. The consolidation of the three SLTs partially owned by IDS Life and managed by an affiliate, resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax). The Company liquidated its interest in all consolidated VIEs during 2004 and 2005. See Note 3 for further discussion of consolidated VIEs.

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

----------------------------------------------------------------------------------------------------------------------
                                                                                GROSS        GROSS
                                                              AMORTIZED      UNREALIZED   UNREALIZED        FAIR
(THOUSANDS)                                                      COST           GAINS       LOSSES         VALUE
----------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                                 $13,318,636      $208,577    $(198,774)    $13,328,439
   Mortgage and other asset-backed securities                 10,804,984        45,531     (158,784)     10,691,731
   Foreign corporate bonds and obligations                     3,148,534        67,097      (54,721)      3,160,910
   U.S. Government and agencies obligations                      300,337        16,207       (5,282)        311,262
   State and municipal obligations                               114,165         2,756       (3,262)        113,659
   Foreign government bonds and obligations                      127,912        16,922         (114)        144,720
   Structured investments(a)                                       2,453            --           --           2,453
----------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                        27,817,021       357,090     (420,937)     27,753,174
Preferred and common stocks                                           13             8           --              21
----------------------------------------------------------------------------------------------------------------------
   Total                                                     $27,817,034      $357,098    $(420,937)    $27,753,195
----------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

----------------------------------------------------------------------------------------------------------------------
                                                                               GROSS        GROSS
                                                              AMORTIZED      UNREALIZED   UNREALIZED       FAIR
(THOUSANDS)                                                      COST          GAINS        LOSSES         VALUE
----------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                                 $13,718,138      $531,970    $ (36,990)    $14,213,118
   Mortgage and other asset-backed securities                  9,383,868       143,102      (30,487)      9,496,483
   Foreign corporate bonds and obligations                     3,185,592       139,821      (14,178)      3,311,235
   U.S. Government and agencies obligations                      330,540        15,181         (513)        345,208
   State and municipal obligations                               114,161         3,493       (2,569)        115,085
   Foreign government bonds and obligations                      104,442        15,507         (552)        119,397
   Structured investments(a)                                     563,899            --      (33,230)        530,669
----------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                        27,400,640       849,074     (118,519)     28,131,195
Preferred and common stocks                                       30,019         1,237           --          31,256
----------------------------------------------------------------------------------------------------------------------
   Total                                                     $27,430,659      $850,311    $(118,519)    $28,162,451
----------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

IDS Life Insurance Company
------------------------------------------------------------------------------

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% of IDS Life's total investments. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $1.0 billion of securities at both December 31, 2005 and 2004 which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                               2005          2004
------------------------------------------------------------------------------------------
AAA                                                                   40%           37%
AA                                                                     6             3
A                                                                     20            22
BBB                                                                   26            30
Below investment grade                                                 8             8
------------------------------------------------------------------------------------------
   Total                                                             100%          100%
------------------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 47% and 61%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                         LESS THAN 12 MONTHS      12 MONTHS OR MORE              TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                  FAIR         UNREALIZED    FAIR      UNREALIZED     FAIR        UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE          LOSSES      VALUE       LOSSES       VALUE         LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                     $ 6,184,289      $(132,802) $1,618,552   $ (65,972)  $ 7,802,841    $(198,774)
Mortgage and other asset-backed securities      6,001,482        (87,558)  2,059,075     (71,226)    8,060,557     (158,784)
Foreign corporate bonds and obligations         1,203,652        (31,308)    535,393     (23,413)    1,739,045      (54,721)
U.S. Government and agencies obligations          148,584         (3,062)     72,844      (2,220)      221,428       (5,282)
State and municipal obligations                    67,353         (2,589)     14,348        (673)       81,701       (3,262)
Foreign government bonds and obligations           13,344           (114)         --          --        13,344         (114)
Structured investments                              2,189             --          --          --         2,189           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                      $13,620,893      $(257,433) $4,300,212   $(163,504)  $17,921,105    $(420,937)
--------------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                         LESS THAN 12 MONTHS      12 MONTHS OR MORE              TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                  FAIR          UNREALIZED   FAIR      UNREALIZED     FAIR        UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE           LOSSES     VALUE       LOSSES       VALUE         LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                      $2,410,156       $(20,461)  $ 645,898    $(16,529)   $3,056,054    $ (36,990)
Mortgage and other asset-backed securities      2,560,175        (17,686)    550,728     (12,801)    3,110,903      (30,487)
Foreign corporate bonds                           641,928         (6,571)    373,312      (7,607)    1,015,240      (14,178)
U.S. Government and agencies obligations          159,904           (498)        533         (15)      160,437         (513)
State and municipal obligations                        --             --      62,454      (2,569)       62,454       (2,569)
Foreign government bonds and obligations            1,002            (33)      9,008        (519)       10,010         (552)
Structured investments                                 --             --     526,190     (33,230)      526,190      (33,230)
--------------------------------------------------------------------------------------------------------------------------------
   Total                                       $5,773,165       $(45,249) $2,168,123    $(73,270)   $7,941,288    $(118,519)
--------------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
 NUMBER OF SECURITIES)       LESS THAN 12 MONTHS                 12 MONTHS OR MORE                           TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                               GROSS                                  GROSS                                GROSS
RATIO OF FAIR VALUE   NUMBER OF              UNREALIZED    NUMBER OF                UNREALIZED    NUMBER OF              UNREALIZED
TO AMORTIZED COST     SECURITIES  FAIR VALUE   LOSSES      SECURITIES   FAIR VALUE    LOSSES      SECURITIES  FAIR VALUE   LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
95% - 100%               645       $13,200     $(223)          213        $3,971      $(141)          858       $17,171    $(364)
90% - 95%                 36           340       (22)           24           321        (22)           60           661      (44)
80% - 90%                  9            81       (12)            3             8         (1)           12            89      (13)
-----------------------------------------------------------------------------------------------------------------------------------
   Total                 690       $13,621     $(257)          240        $4,300      $(164)          930       $17,921    $(421)
-----------------------------------------------------------------------------------------------------------------------------------

IDS Life Insurance Company
------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto and paper industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $6 million. The securities related to this issuer have a fair value to amortized cost ratio of 80%-90% and have been in an unrealized loss position for less than 12 months.

IDS Life monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective consolidated balance sheet dates.


The following table presents these components of other comprehensive income (loss), net of tax:

(THOUSANDS)                                                                                 2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $260,090, $22,633, and $44,705, respectively       $(483,023)    $ 42,034      $(83,106)
Reclassification of realized gains, net of tax of $18,381, $10,765, and $6,044,
 respectively                                                                              (34,137)     (19,993)      (11,225)
DAC, net of tax of $28,372, $3,179 and $1,958, respectively                                 52,690        5,905         3,636
DSIC, net of tax of $4,614, $3,538, and $0, respectively                                     8,568       (6,571)           --
Fixed annuity liabilities, net of tax of $2,878, $30,270, and $0, respectively              (5,345)     (56,216)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                         $(461,247)    $(34,841)     $(90,695)
-----------------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                                                         AMORTIZED      FAIR
(THOUSANDS)                                                                                 COST        VALUE
---------------------------------------------------------------------------------------------------------------------
Due within 1 year                                                                       $   525,818  $   529,579
Due after 1 through 5 years                                                               4,288,859    4,301,151
Due after 5 through 10 years                                                             11,063,792   11,020,647
Due after 10 years                                                                        1,131,115    1,207,613
---------------------------------------------------------------------------------------------------------------------
                                                                                         17,009,584   17,058,990
Mortgage and other asset-backed securities                                               10,804,984   10,691,731
Structured investments                                                                        2,453        2,453
Preferred and common stocks                                                                      13           21
---------------------------------------------------------------------------------------------------------------------
Total                                                                                   $27,817,034  $27,753,195
---------------------------------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                                                 2005         2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Sales                                                                                    $3,124,154   $1,603,285   $12,232,235
Maturities, sinking fund payments and calls                                              $2,241,829   $1,931,070   $ 4,152,088
Purchases                                                                                $5,780,183   $4,392,522   $20,527,995
---------------------------------------------------------------------------------------------------------------------------------

IDS Life Insurance Company
------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                                                                  2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                                            $107,800     $ 48,412    $ 255,348
Gross realized losses from sales                                                           $(38,602)    $(17,524)   $(135,465)
Other-than-temporary impairments                                                           $(19,380)    $   (131)   $(102,614)
---------------------------------------------------------------------------------------------------------------------------------

The $19.4 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $102.6 million of other-than-temporary impairments in 2003 consisted of $54.4 million related to corporate debt securities, $40.9 million related to IDS Life's interests in a CDO securitization trust which was sold in 2005 as discussed below, and $7.3 million related to other securities. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $24.9 million. The carrying value of this retained interest was $526.2 million at December 31, 2004, of which $389.9 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $15.8 million were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                                                                 2005         2004
---------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                            $2,883,709   $2,968,889
Less: allowance for loan losses                                                             (41,347)     (45,347)
---------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                       $2,842,362   $2,923,542
---------------------------------------------------------------------------------------------------------------------

Syndicated loans                                                                          $ 130,869   $  139,295
Less: allowance for loan losses                                                              (3,500)      (3,500)
---------------------------------------------------------------------------------------------------------------------
Net syndicated loans                                                                      $ 127,369   $  135,795
---------------------------------------------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

At December 31, 2005 and 2004, IDS Life's recorded investment in impaired mortgage loans on real estate was $14.0 million and $11.3 million, respectively, with related allowances for mortgage loan losses of $4.0 million for both periods. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $6.3 million and $8.3 million, respectively. IDS Life recognized nil, $0.6 million and $0.8 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003, respectively.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                                                                   2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                  $45,347     $ 47,197      $44,312
Provision for mortgage loan losses                                                               --        9,500       11,687
Foreclosures, write-offs and loan sales                                                      (4,000)     (11,350)      (8,802)
---------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                        $41,347     $ 45,347      $47,197
---------------------------------------------------------------------------------------------------------------------------------

IDS Life Insurance Company
------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                                                         2005                        2004
---------------------------------------------------------------------------------------------------------------------------------
                                                                         ON BALANCE        FUNDING   ON BALANCE      FUNDING
REGION                                                                      SHEET        COMMITMENTS    SHEET      COMMITMENTS
---------------------------------------------------------------------------------------------------------------------------------
South Atlantic                                                           $  594,022       $ 10,900   $  588,764       $24,115
West North Central                                                          436,367          6,200      433,298        14,550
East North Central                                                          406,714             --      509,752         1,400
Pacific                                                                     364,448         26,750      332,764        13,700
Mountain                                                                    352,178          8,725      371,801        20,025
Middle Atlantic                                                             257,625         11,500      270,509         2,600
West South Central                                                          215,467         17,350      191,410            --
New England                                                                 164,047         20,550      198,297         6,515
East South Central                                                           92,841          4,850       72,294         9,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                          2,883,709        106,825    2,968,889        92,530
Less: allowance for loan losses                                             (41,347)            --      (45,347)           --
---------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 $2,842,362       $106,825   $2,923,542       $92,530
---------------------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                                                         2005                        2004
---------------------------------------------------------------------------------------------------------------------------------
                                                                         ON BALANCE        FUNDING   ON BALANCE      FUNDING
PROPERTY TYPE                                                               SHEET        COMMITMENTS    SHEET      COMMITMENTS
---------------------------------------------------------------------------------------------------------------------------------
Office buildings                                                         $1,048,566       $ 36,000   $1,087,700       $ 5,840
Department/retail stores                                                    703,811         37,800      734,590        40,075
Apartments                                                                  454,024         10,500      505,632        24,875
Industrial buildings                                                        453,503         12,000      373,767        15,615
Hotels/motels                                                                92,335          5,900      109,408            --
Medical buildings                                                            46,851          2,700       46,960            --
Mixed use                                                                    39,318             --       62,424         4,200
Nursing/retirement homes                                                      4,898             --        9,875            --
Other                                                                        40,403          1,925       38,533         1,925
---------------------------------------------------------------------------------------------------------------------------------
                                                                          2,883,709        106,825    2,968,889        92,530
Less: allowance for loan losses                                             (41,347)            --      (45,347)           --
---------------------------------------------------------------------------------------------------------------------------------
   Total                                                                 $2,842,362       $106,825   $2,923,542       $92,530
---------------------------------------------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                 2005           2004         2003
-------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                               $1,448,882     $1,450,919   $1,423,560
Income on mortgage loans on real estate                                     196,840        221,022      247,001
Trading securities and other investments                                    163,814        138,468       63,983
-------------------------------------------------------------------------------------------------------------------
                                                                          1,809,536      1,810,409    1,734,544
Less: investment expenses                                                    18,212         32,963       29,359
-------------------------------------------------------------------------------------------------------------------
Total                                                                    $1,791,324     $1,777,446   $1,705,185
-------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                   2005           2004        2003
-------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                            $49,818        $30,757     $ 17,269
Mortgage loans on real estate                                                (1,627)        (3,048)     (10,865)
Trading securities and other investments                                        105           (417)      (1,959)
-------------------------------------------------------------------------------------------------------------------
Total                                                                       $48,296        $27,292     $  4,445
-------------------------------------------------------------------------------------------------------------------

IDS Life Insurance Company
------------------------------------------------------------------------------

3. VARIABLE INTEREST ENTITIES

The VIEs for which IDS Life was considered the primary beneficiary and which were consolidated beginning December 31, 2003, relate to SLTs which were partially owned by IDS Life and managed by an affiliate. The consolidated SLTs provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans which were managed by an affiliate. IDS Life liquidated its interest in all three SLTs. One SLT was liquidated in 2004, and the other two SLTs were liquidated in 2005, resulting in a non-cash $27.9 million cumulative net pretax charge and a $13.9 million pretax gain during the years ended December 31, 2004 and 2005, respectively. There is no remaining exposure related to these SLTs as of December 31, 2005.The following table presents the consolidated assets, essentially all of which were restricted, and other balances related to these entities at December 31:

(MILLIONS)                                                                     2004
---------------------------------------------------------------------------------------
Restricted cash                                                                $536
Derivative financial instruments(a)                                              43
---------------------------------------------------------------------------------------
Total assets                                                                   $579
Total liabilities                                                               117
---------------------------------------------------------------------------------------
Net assets                                                                     $462
---------------------------------------------------------------------------------------

(a) Represents the estimated fair market value of the total return swap derivatives related to the consolidated SLTs which had a notional amount of $1.8 billion as of December 31, 2004.

IDS Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2.5 million of CDO residual tranches managed by an affiliate where IDS Life is not the primary beneficiary. IDS Life's maximum exposure to loss as a result of its investment in CDO residual tranches is represented by the carrying value.

4. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended
December 31, were:

(THOUSANDS)                                                                                2005         2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                              $3,637,956   $3,336,208    $3,077,994
Impact of SOP 03-1                                                                              --       19,600            --
Capitalization of acquisition costs                                                        632,743      533,842       516,928
Amortization, excluding impact of changes in assumptions                                  (382,882)    (340,578)     (266,108)
Amortization, impact of annual third quarter changes in DAC-related assumptions             67,000       23,700         1,800
Amortization, impact of other quarter changes in DAC-related assumptions(a)                     --       56,100            --
Impact of changes in net unrealized securities losses                                       81,062        9,084         5,594
---------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                    $4,035,879   $3,637,956    $3,336,208
---------------------------------------------------------------------------------------------------------------------------------

(a) Primarily relates to a $65.7 million reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain annuity and life insurance products impacted by IDS Life's adoption of SOP 03-1 on January 1, 2004, partially offset by a $9.6 million increase in amortization expense due to a LTC DAC valuation system conversion.

The balances of and changes in DSIC as of and for the years ended
December 31, were:

(THOUSANDS)                                                                                 2005         2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                $302,997     $278,971      $231,100
Impact of SOP 03-1                                                                              --       (2,900)           --
Capitalization of sales inducements                                                         94,319       70,860        71,839
Amortization                                                                               (40,332)     (33,825)      (23,968)
Impact of changes in net unrealized securities losses (gains)                               13,182      (10,109)           --
---------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                      $370,166     $302,997      $278,971
---------------------------------------------------------------------------------------------------------------------------------

5. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB, GGU and GMIB. See
Note 10 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB and GMAB.

The majority of the variable annuity contracts offered by IDS Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. IDS Life has established additional liabilities for these variable annuity death benefits and GMIB provisions.

IDS Life Insurance Company
------------------------------------------------------------------------------

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits and GMIB, IDS Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which IDS Life has established additional liabilities for death benefits and GMIB as of December 31:

---------------------------------------------------------------------------------------------------------------------------------
  VARIABLE ANNUITY GMDB, GMIB AND GGU BY BENEFIT TYPE
  (DOLLARS IN THOUSANDS)                                                                               2005          2004
---------------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for Return of Premium       Total Contract Value                    $ 9,106,907   $ 3,241,618
                                                            Contract Value in Separate Accounts     $ 7,409,865   $ 1,727,415
                                                            Net Amount at Risk*                     $    16,727   $   110,922
                                                            Weighted Average Attained Age                    60            62
---------------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for Six Year Reset          Total Contract Value                    $24,608,183   $27,453,193
                                                            Contract Value in Separate Accounts     $20,362,261   $22,787,083
                                                            Net Amount at Risk*                     $   762,724   $ 1,267,225
                                                            Weighted Average Attained Age                    61            60
---------------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for One Year Ratchet        Total Contract Value                    $ 5,129,201   $ 4,039,358
                                                            Contract Value in Separate Accounts     $ 4,210,758   $ 3,078,491
                                                            Net Amount at Risk*                     $    45,363   $    55,622
                                                            Weighted Average Attained Age                    61            61
---------------------------------------------------------------------------------------------------------------------------------
 Contracts with Other GMDB                                  Total Contract Value                    $   993,152   $   494,668
                                                            Contract Value in Separate Accounts     $   891,930   $   397,696
                                                            Net Amount at Risk*                     $    16,415   $    11,689
                                                            Weighted Average Attained Age                    59            66
---------------------------------------------------------------------------------------------------------------------------------
  Contracts with GGU Death Benefit                          Total Contract Value                    $   619,846   $   450,067
                                                            Contract Value in Separate Accounts     $   535,821   $   363,753
                                                            Net Amount at Risk*                     $    34,844   $    18,192
                                                            Weighted Average Attained Age                    61            64
---------------------------------------------------------------------------------------------------------------------------------
  Contracts with GMIB                                       Total Contract Value                    $   792,578   $   603,251
                                                            Contract Value in Separate Accounts     $   711,759   $   517,596
                                                            Net Amount at Risk*                     $    15,970   $    11,886
                                                            Weighted Average Attained Age                    60            59
---------------------------------------------------------------------------------------------------------------------------------
  * Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.
---------------------------------------------------------------------------------------------------------------------------------
  ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                         GMDB & GGU       GMIB
---------------------------------------------------------------------------------------------------------------------------------
  For the year ended December 31, 2005                      Liability balance at January 1              $29,966        $2,989
                                                            Reported claims                             $12,203        $   --
                                                            Liability balance at December 31            $16,451        $3,528
                                                            Incurred claims (reported + change
                                                             in liability)                              $(1,312)       $  539
---------------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

IDS Life Insurance Company
------------------------------------------------------------------------------

6. INCOME TAXES

IDS Life qualifies as a life insurance company for federal income tax purposes. As such, IDS Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes were:

(THOUSANDS)                                                                               2005           2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Federal income tax:
   Current                                                                              $ 55,766       $159,783      $ 91,862
   Deferred                                                                              122,264         70,574       (30,714)
---------------------------------------------------------------------------------------------------------------------------------
Total federal income taxes                                                               178,030        230,357        61,148
State income taxes-current                                                                 3,627         (4,180)        5,797
---------------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change                                           $181,657       $226,177      $ 66,945
---------------------------------------------------------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                                            2005           2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                                                  35.0%          35.0%         35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income                                                     (9.7)          (3.1)        (10.6)
State income taxes, net of federal benefit                                                   0.4           (0.4)          0.7
Affordable housing credits                                                                    --             --         (12.8)
Taxes applicable to prior years                                                              3.2           (2.6)           --
Other, net                                                                                  (0.5)          (0.4)         (0.6)
---------------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change                                               28.4%          28.5%         11.7%
=================================================================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                                              2005           2004
------------------------------------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                                    $1,101,836     $1,035,300
   Other investments                                                                      69,864        139,066
   Deferred taxes related to net securities and derivative unrealized losses              70,379             --
   Other                                                                                  61,896         55,556
------------------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                       1,303,975      1,229,922
------------------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                                   1,154,402      1,116,235
   Deferred taxes related to net securities and derivative unrealized gains                   --        183,988
   Other                                                                                 158,672         70,901
------------------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                  1,313,074      1,371,124
------------------------------------------------------------------------------------------------------------------
Deferred income tax liabilities, net                                                  $    9,099     $  141,202
------------------------------------------------------------------------------------------------------------------

A portion of IDS Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life had a policyholders' surplus account balance of $1.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life has made distributions of $19 million, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life is liquidated. Deferred income taxes of $0.4 million have not been established as distributions of the remaining policyholders' surplus account are contemplated in 2006.

IDS Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life has $231 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient

IDS Life Insurance Company
------------------------------------------------------------------------------

taxable income to enable IDS Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

As a result of the separation of Ameriprise Financial from American Express, IDS Life will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore IDS Life will also be required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Consolidated Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                                                               2005           2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                        $248,363        $18,761       $48,791
Net unrealized derivative losses                                                           6,004         12,426         4,188
---------------------------------------------------------------------------------------------------------------------------------
Net income tax benefit                                                                  $254,367        $31,187       $52,979
---------------------------------------------------------------------------------------------------------------------------------

7. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to Ameriprise Financial are limited to IDS Life Insurance Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. IDS Life Insurance Company's statutory unassigned surplus aggregated $925.1 million and $909.7 million as of December 31, 2005 and 2004, respectively. In addition, any dividend or distribution paid prior to December 24, 2006 (one year after IDS Life Insurance Company's most recent dividend payment) would require pre-notification to the Commissioner of Commerce of the State of Minnesota, who has the authority to disapprove and prevent payment thereof. From December 24, 2006 to December 31, 2006, dividends or distributions in excess of $327.5 million would be subject to this same pre-notification and potential disapproval.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                                               2005           2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Statutory net income                                                                  $  341,235     $  379,950    $  432,063
Statutory capital and surplus                                                          2,942,153      2,276,724     2,804,593

IDS Life Insurance Company and its wholly-owned life insurance subsidiaries are subject to regulatory capital requirements. Actual capital, determined on a statutory basis, and regulatory capital requirements for each of the life insurance entities as of December 31, 2005 are as follows:

                                                                                                      REGULATORY
                                                                                                        CAPITAL
(THOUSANDS)                                                                        ACTUAL CAPITAL(a)  REQUIREMENT
-------------------------------------------------------------------------------------------------------------------
IDS Life Insurance Company                                                            $3,270,285       $750,975
American Enterprise Life Insurance Company                                               583,303        125,285
IDS Life Insurance Company of New York                                                   246,001         39,880
American Partners Life Insurance Company                                                  67,382         10,906
American Centurion Life Assurance Company                                                 61,748         12,654
-------------------------------------------------------------------------------------------------------------------

(a) Actual capital, as defined by the NAIC for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves.

8. RELATED PARTY TRANSACTIONS

IDS Life loans funds to Ameriprise Financial under a collateral loan agreement. There was no balance on the loan at December 31, 2005 and 2004. This loan can be increased to a maximum of $75 million and pays interest at a rate equal to the preceding month's effective new money rate for IDS Life's permanent investments.

In connection with Ameriprise Financial being named the investment manager for the proprietary mutual funds used as investment options by IDS Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, Ameriprise Financial received management fees from these funds. IDS Life continues to provide all fund management services, other than investment management, and entered into an administrative services agreement with Ameriprise Financial to be compensated for the services IDS Life provides. For the years ended December 31, 2005, 2004 and 2003, IDS Life received $55.7 million, $81.5 million, and $14.1 million, respectively, under the agreement with Ameriprise Financial. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, IDS Life's administrative service fees were payable from RiverSource Investments, LLC rather than Ameriprise Financial during the fourth quarter of 2005. For the year ended December 31, 2005, IDS Life received $19.5 million under the agreement with RiverSource Investments, LLC.

IDS Life Insurance Company
------------------------------------------------------------------------------

IDS Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life's share of the total net periodic pension cost was $0.9 million in 2005, $0.5 million in 2004, and $0.3 million in 2003.

IDS Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $3.2 million, $2.4 million, and $2.2 million, respectively.

IDS Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2005, 2004 and 2003 was $1.1 million, $0.5 million, and $2.1 million, respectively.

Charges by Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $725.2 million, $600.6 million, and $549.2 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

In connection with the separation, IDS Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, IDS Life approved and paid dividends to Ameriprise Financial of $380 million. During the second and fourth quarter of 2004, IDS Life approved and paid dividends to Ameriprise Financial of $430 million and $500 million, respectively. IDS Life expects to continue to maintain adequate capital to meet internal and external Risk-Based Capital requirements.

Included in other liabilities at December 31, 2005 and 2004 are $7.6 million and $30.1 million, respectively, payable to Ameriprise Financial for federal income taxes.

9. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $160.1 billion, $147.5 billion and $131.1 billion, respectively, of which $86.3 billion, $70.9 billion and $53.8 billion, was reinsured at the respective year ends. IDS Life also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $174.9 million, $159.6 million and $144.7 million and reinsurance recovered from reinsurers amounted to $105.6 million, $73.3 million and $60.3 million, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

10. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to credit and various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity, and interest rate indices or prices. IDS Life enters into various derivative financial instruments as part of its ongoing risk management activities. IDS Life does not engage in any derivative instrument trading activities. Credit risk associated with IDS Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, IDS Life may, from time to time, enter into master netting agreements wherever practical. The following summarizes IDS Life's use of derivative financial instruments.



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IDS Life Insurance Company
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Cash Flow Hedges

IDS Life uses interest rate products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed annuity sales. During 2005, 2004 and 2003, no amounts were reclassified into earnings from accumulated other comprehensive income. Additionally, IDS Life does not expect to reclassify any material amounts from accumulated other comprehensive income to earnings during the next twelve months. Currently, the longest period of time over which IDS Life is hedging exposure to the variability in future cash flows is 13 years and relates to forecasted fixed annuity sales. There were losses of $1.8 million for the year ended December 31, 2005 and no gains or losses for the years ended December 31, 2004 and 2003 on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

During 2005, 2004 and 2003, IDS Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(THOUSANDS)                                                                               2005           2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Holding losses, net of tax of $6,628, $11,901, and $3,663, respectively                 $(12,309)      $(22,102)      $(6,802)
Reclassification for realized losses (gains), net of tax of $624, $525, and $525,
 respectively                                                                              1,159           (975)         (975)
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized derivative losses                                                        $(11,150)      $(23,077)      $(7,777)
---------------------------------------------------------------------------------------------------------------------------------

Derivatives Not Designated as Hedges

IDS Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by IDS Life related to equity-indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, IDS Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities.

Additionally, certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. IDS Life economically hedges the exposure related to the GMWB provision using various equity futures and structured derivatives.

As of December 31, 2005 and 2004, the fair value of the purchased derivatives used in conjunction with these products was $124.6 million and $27.8 million, respectively. As of December 31, 2005 and 2004, the fair value of the written options was $(0.8) million and $(0.9) million, respectively. Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings.

Embedded Derivatives

As noted above, certain annuity products have returns tied to the performance of equity markets. The equity component of the annuity product obligations are considered embedded derivatives. Additionally, certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The changes in fair value of the equity indexed annuities are recognized in interest credited to account values and the changes in fair value of the GMWB and GMAB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded derivatives for equity indexed annuities is recognized in future policy benefits for fixed annuities and the fair value of the embedded options for GMWB and GMAB is recognized in future policy benefits for variable annuity guarantees in the Consolidated Balance Sheets. The total fair value of these instruments, excluding the host contract, was $47.9 million and $34.6 million at December 31, 2005 and 2004, respectively.



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IDS Life Insurance Company
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11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                                  2005                         2004
---------------------------------------------------------------------------------------------------------------------------------
                                                                         CARRYING       FAIR         CARRYING        FAIR
(THOUSANDS)                                                                VALUE        VALUE          VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values                $   233,589  $   233,589    $   667,248   $   667,248
Available-for-Sale securities                                            27,753,195   27,753,195     28,162,451    28,162,451
Mortgage loans on real estate, net                                        2,842,362    2,976,688      2,923,542     3,149,986
Policy loans                                                                605,212      605,212        588,574       588,574
Trading securities                                                           23,956       23,956        168,055       168,055
Other investments                                                           127,369      131,475        135,795       140,428
Separate account assets                                                  37,929,960   37,929,960     32,454,032    32,454,032
Derivative financial instruments                                            133,263      133,263         97,784        97,784

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values           $    25,000  $    25,000    $    47,000   $    47,000
Fixed annuity reserves                                                   24,637,806   23,840,988     25,522,643    24,733,010
Separate account liabilities                                             33,154,528   31,742,503     28,284,118    27,164,063
Derivative financial instruments                                              6,941        6,941          4,290         4,290
---------------------------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents, restricted cash and certain other assets. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Consolidated Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Consolidated Balance Sheets with changes in fair value recognized in current period earnings.

Other investments include IDS Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses in the Consolidated Balance Sheets. Fair values are based on quoted market prices.

Separate account assets are carried at fair value in the Consolidated Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.



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IDS Life Insurance Company
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FINANCIAL LIABILITIES

Liabilities for which carrying values approximate fair values include certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $1.5 billion as of both December 31, 2005 and 2004. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $496.4 million and $534.4 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $4.8 billion and $4.2 billion at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $2.0 billion and $1.7 billion as of December 31, 2005 and 2004, respectively.

12. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life's federal income tax returns and recently completed its audit of IDS Life for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life's consolidated financial condition or results of operations as a result of these audits.

[Logo RiverSource(SM) Insurance]

IDS Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


S-6196 T (5/06)